This Prospectus describes a modified single premium variable life insurance policy being offered by American Skandia Life Assurance Corporation ("we," "our," "us," "American Skandia," or "the Company"), One Corporate Drive, P.O. Box 883, Shelton, Connecticut, 06484. This policy may be offered as individual coverage or as interest in a group policy. This Prospectus provides a detailed discussion of matters you should consider before buying a policy. This policy or certain of its investment options may not be available in all jurisdictions. Various rights and benefits may differ between jurisdictions to meet applicable law and/or regulations. This Prospectus is made up of the following general sections: Cover Page, Table of Contents, Definitions, Description of the Offering, Miscellaneous Provisions and Additional Details. On this cover page and in the Description of the Offering section, we use a "question and answer" format to assist you in understanding this offering.

         In summary, what is American Skandia offering to me? We are offering a type of cash value life insurance coverage. This life insurance coverage is called a "modified single premium variable life insurance policy." These technical terms can be explained, as follows:


         (1) This coverage is life insurance because a death benefit becomes payable to a beneficiary upon the death of the person insured (if coverage is issued on two insureds, the death benefit is payable on the death of the second insured). It is cash value life insurance because, in addition to a death benefit, it also provides living benefits for the owner, such as the right to take loans from us using the value of the policy as collateral and the right to take withdrawals.


         (2) This coverage is called modified single premium because we do not accept any premium other than the first unless we know about the additional premium during the underwriting period or an additional amount is required to keep the policy from being cancelled.

         (3) This coverage is variable because you can allocate all or part of your premium to variable investment options that invest in underlying mutual funds. The performance of these investment options is not guaranteed. You bear the investment risk if you allocate funds to these investment options because the benefits that depend on the investment performance of these investment options can decrease or increase.

         (4) This coverage allows you to allocate all or part of your premium to a fixed option to which we credit interest. The return on this option is guaranteed. We bear the investment risk if you allocate funds to this option.


         (5) We believe this policy will be treated as a "modified endowment contract" under the Internal Revenue Code (the "Code"). In general, the tax treatment of a modified endowment contract's death benefit is similar to that of death benefits under life insurance policies, while the tax treatment of the contract's living benefits are similar to those of living benefits under deferred annuities. This means that in most circumstances the beneficiary owes no Federal income tax on the death proceeds. However, most distributions from such a policy while the insured is alive, including loans, withdrawals and surrender, are taxable to the owner, like distributions from a deferred annuity before annuity payments begin. This means that such distributions are deemed to come first from any gain in the policy. Any gain is treated as ordinary income and may be subject to a 10% tax penalty if taken before your age 59 1/2. Information relating to the tax treatment of life insurance contracts which are not modified endowment contracts appears in the section entitled "Additional Tax Considerations".

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
SPVLI-PROS (5/98)                   CALL 1-800-752-6342 FOR FURTHER  INFORMATION
Prospectus Dated:May 5, 1998

         Is there Federal insurance for these policies? Premiums for these policies are not deposits or obligations of, or guaranteed or endorsed by, any bank or bank subsidiary. Neither premiums nor any payments or benefits pursuant to these policies are insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


         What are the investment options? The premium is allocated to your choice of investment options. The variable investment options are segments of American Skandia Life Assurance Corporation Separate Account F ("Account F"). Each segment in Account F invests exclusively in an underlying mutual fund or one portfolio of an underlying mutual fund. As of the date of this Prospectus, the following underlying mutual funds or portfolios of the following underlying mutual funds are being offered: American Skandia Trust, The Alger American Fund and Montgomery Variable Series. The available portfolios of these underlying funds and the applicable investment management fees and operating expenses are listed on page 16. We also offer a fixed option that credits a fixed rate of interest. Our obligations based on allocations to the fixed option are supported by our general account, as are any obligations such as the portion of the death benefit in excess of the policy's account value or any fixed settlement options. The investment manager to American Skandia Trust, as of the date of this Prospectus, is our affiliate, American Skandia Investment Services, Incorporated.



                                TABLE OF CONTENTS

DEFINITIONS........................................................................................................................5
DESCRIPTION OF THE OFFERING........................................................................................................8
   Purchasers......................................................................................................................8
   The Insurance Company...........................................................................................................8
   Benefits at the Insured's Death.................................................................................................8
   Account Value and Cash Value...................................................................................................10
   Cash Value Credits.............................................................................................................11
   Costs..........................................................................................................................12
   Buying a Policy................................................................................................................14
   Variable Investment Options....................................................................................................16
   Transfers and Allocation Services..............................................................................................19
   Loans..........................................................................................................................20
   Partial Withdrawals............................................................................................................21
   Surrenders.....................................................................................................................22
   Accelerated Death Benefit......................................................................................................22
   Medically-Related Waiver.......................................................................................................22
   Risks..........................................................................................................................23
   Other Rights...................................................................................................................23
   The Separate Account...........................................................................................................23
   Taxes..........................................................................................................................24
   Available Information..........................................................................................................24
MISCELLANEOUS PROVISIONS AND ADDITIONAL DETAILS...................................................................................25
   Providing Services to You......................................................................................................25
   Designations...................................................................................................................25
   Net Investment Factor..........................................................................................................25
   Allocation Programs............................................................................................................26
   Limitations on Transfers.......................................................................................................26
   Death During the Grace Period..................................................................................................26
   Reinstatement..................................................................................................................26
   Maturity.......................................................................................................................26
   Pricing Transactions...........................................................................................................27
   Delaying Transactions..........................................................................................................27
   Voting.........................................................................................................................27
   Transfers, Assignments, Pledges................................................................................................28
   Reports........................................................................................................................28
   Incontestability...............................................................................................................28
   Suicide........................................................................................................................28
   Misstatement...................................................................................................................29
   Backdating.....................................................................................................................29
   Policy Loans on Exchanges......................................................................................................29
   Resolving Material Conflicts...................................................................................................29
   Modification of the Separate Account...........................................................................................29
   Entire Contract................................................................................................................30
   Additional Tax Considerations..................................................................................................30
   Safekeeping of the Assets......................................................................................................32
   Regulation.....................................................................................................................32
   Legal Matters..................................................................................................................32
   Legal Proceedings..............................................................................................................32
   Experts........................................................................................................................32
   Distribution of this Offering..................................................................................................33
   Illustrations..................................................................................................................34
   Executive Officers and Directors...............................................................................................34
   Financial Statements...........................................................................................................34
APPENDIX A - HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH VALUES.........................................35
APPENDIX B - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT...............................................................46
APPENDIX C - NET SINGLE PREMIUM FACTORS FOR DETERMINING REQUIRED DEATH BENEFITS...................................................48
APPENDIX D - GUARANTEED MONTHLY MAXIMUM COST OF INSURANCE CHARGES PER THOUSAND OF NET AMOUNT AT RISK..............................51
APPENDIX E - EXECUTIVE OFFICERS AND DIRECTORS.....................................................................................54
APPENDIX F - FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION.................................................57

                                   DEFINITIONS

The following are key terms used in this Prospectus. Other terms are defined in this Prospectus as they appear.


ACCOUNT VALUE is the value of each allocation to a Sub-account and any Fixed Allocation, plus any earnings and less any losses, distributions and charges thereon, plus the value of any amounts in the Loan Account, plus any earnings and less any distributions and charges thereon, all before assessment of any contingent deferred sales charge, contingent deferred tax charge or Debt. Account Value is determined separately for each Sub-account and each Fixed Allocation, as well as for any amounts in the Loan Account, and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy. Initially, and for the first Policy Year, it is the age last birthday of an Insured as of the Policy Date. In each following Policy Year, it is the age last birthday of an Insured as of the preceding Policy Anniversary.

APPLICATION is the form or combination of forms we require you to submit when you are seeking a Policy. Where there are two Insureds, Application means the form or combination of forms required for both Insureds.

BENEFICIARY is a person or entity you designate on whose behalf any Death Proceeds are payable. Unless otherwise specified, Beneficiary refers to all persons or entities so designated.

CASH VALUE is the Account Value less any contingent deferred sales charge, contingent deferred tax charge and Debt.

CASH VALUE CREDITS are amounts we credit to your Account Value. We credit these amounts if your total Cash Value on a Policy Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time.

DEATH BENEFIT is the amount payable as a result of an Insured's death before any applicable reduction for any Debt and before addition of any interest due pursuant to law. If there is a second Insured, the Death Benefit is payable upon the death of the last surviving Insured.

DEATH PROCEEDS is the amount payable as a result of the Insured's death after any applicable reduction for Debt and after addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

FACE AMOUNT is the Death Benefit as of the Policy Date.

FIXED ALLOCATION is an allocation of Account Value to our general account that is to be credited a fixed rate of interest.

GROWTH is a portion of the Account Value. It equals (a) less (b) less (c), where: (a) is the total current Account Value; (b) is any Debt; and (c) is the Premium less any partial withdrawals treated as a withdrawal of Premium.

GUARANTEED MINIMUM DEATH BENEFIT is the minimum amount we guarantee is due as a result of the Insured's death, prior to any reduction for Debt, even if it is higher than the Required Death Benefit.

IN WRITING is in a written form, in a manner we accept, that is satisfactory to us and filed at our Office. We retain the right to specifically agree in advance to accept communication regarding a specific matter by telephone or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the person upon whose life coverage is issued and as a result of whose death the Death Proceeds are payable. If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MATURITY DATE is the Policy Anniversary immediately following the Insured's 95th birthday, or if there are two Insureds, immediately following the 95th birthday of the younger Insured, or what would have been the younger Insured's 95th birthday if the younger Insured predeceases the older Insured.

MONTHLY PROCESSING DAY/DATE is the Valuation Day each month when we deduct charges from the Account Value. The first Monthly Processing Date is the Policy Date. After that, the Monthly Processing Dates generally occur on the same day of the month as the Policy Date. If the Monthly Processing Date occurs on a day that is not a Valuation Day, the Monthly Processing Date that month will be the next Valuation Period.

NET SINGLE PREMIUM is the amount that would be required, according to the Code and the regulations based on the Code, to fund: (a) the Policy's Required Death Benefit, assuming the current Required Death Benefit would not change; and (b) future benefits and charges using assumptions about: (i) growth of Account Value so that it would equal the current Required Death Benefit on the Maturity Date; and (ii) charges, as provided pursuant to the Code. The Net Single Premium depends on the attained age, gender (where permitted) and risk class of the Insured. The Net Single Premium changes as the Insured ages. The applicable Net Single Premiums would change if required under the Code or regulations based on the Code.

OFFICE  is  our   administrative   office:   American   Skandia  Life  Assurance
Corporation, P.O. Box 290698, Wethersfield, Connecticut 06129-0698.

OWNER is either an entity or person who may exercise the ownership rights provided by a Policy. If we issue a certificate representing interests in a group life insurance policy, the rights, benefits, and requirements of and the events relating to an Owner, as described in this Prospectus, will be your rights as participant in such group policy. Unless later changed, Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance contract or certificate we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the yearly anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is a portfolio of an underlying mutual fund.

PREMIUM is the cash consideration you give to us for the rights, privileges and benefits provided by a Policy according to its terms. This includes Premium paid as of the Issue Date, as shown in the Policy, and any additional consideration we choose to accept. Acceptance must occur before completion of the underwriting for the Policy.

REQUIRED DEATH BENEFIT is the minimum amount due as a result of the Insured's death pursuant to the applicable test we apply in accordance with the Code, prior to any reduction for Debt.

SEPARATE ACCOUNT is our separate account to which we allocate assets in relation to our obligations for benefits based on the variable investment options.

SUB-ACCOUNT is a division of the Separate Account.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for calculating: (a) the number of Units allocated to a Sub-account; and (b) the value of transactions into or out of a Sub-account or benefits based on Account Value in a Sub-account. Each Sub-account has its own Unit Price, which will vary each Valuation Period to reflect the investment experience of that Sub-account.

VALUATION DAY/DATE is every day the New York Stock Exchange is open for trading or any other day that the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"We," "us," "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"You" or "your" means the Owner.

                           DESCRIPTION OF THE OFFERING

This Policy is described using a "question and answer" format that assumes you, the prospective purchaser, are asking the questions. The description below is divided into the following sections: Purchasers, The Insurance Company, Benefits at the Insured's Death, Account Value and Cash Value, Cash Value Credits, Costs, Buying a Policy, Variable Investment Options, Transfers and Allocation Services, Loans, Partial Withdrawals, Surrenders, Accelerated Death Benefit, Medically-Related Waiver, Risks, Other Rights, The Separate Account, Taxes and Available Information. A Description of Miscellaneous Provisions and Additional Details about American Skandia follows this description.

                                   Purchasers

         Who should buy this Policy? Life insurance can be bought to meet a number of needs of individuals or entities, such as corporations or trusts. Different types of life insurance are designed to address certain needs more than others. This Policy may be appropriate for a number of persons or entities, but it may be especially useful for addressing a range of estate planning needs. Because of estate taxes, purchasers may want to consider placing this type of coverage in an applicable trust or transferring ownership of the Policy in an effort to remove the asset from their estate. This Policy may also be useful for persons seeking to make a sizable donation to a charity or eligible non-profit organization, where the charity is named both Owner and Beneficiary of the Policy, and the donor is named as the Insured. You should evaluate carefully with your financial representative whether this Policy is right for your specific needs in light of your entire situation and your personal and financial goals. In particular, you should evaluate the advantages and disadvantages of replacing any existing life insurance or annuity coverage with this Policy. If you are seeking specific tax consequences, you should consult with a competent tax advisor as to whether and how your goals may best be achieved.

                              The Insurance Company

         Who is American Skandia? American Skandia Life Assurance Corporation is organized as a stock insurance company domiciled in Connecticut. We are licensed as a life insurer in all 50 states and the District of Columbia. We are a wholly owned subsidiary of American Skandia Investment Holding Corporation, whose indirect parent is Skandia Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies whose predecessor began operations in 1855. Two of our affiliates, American Skandia Marketing, Incorporated, and American Skandia Information Services and Technology Corporation, may undertake certain administrative functions for us. We also may engage various independent firms to undertake various administrative functions for us. Our affiliate, American Skandia Investment Services, Incorporated, currently acts as the investment manager to American Skandia Trust, one of the underlying mutual funds whose Portfolios are available as variable investment options. We currently engage Skandia Investment Management, Inc., an affiliate whose indirect parent is Skandia Insurance Company Ltd., as investment manager for our general account. We are under no obligation to engage or continue to engage any investment manager.

                         Benefits at the Insured's Death

         What benefits are due as a result of the Insured's death? The benefits due as a result of the Insured's death are the Death Proceeds. If there are joint Insureds, the benefits are due as a result of the death of the last surviving Insured.

         What are the Death Proceeds? The Death Proceeds are based on the Death Benefit as of the date we receive all our requirements for paying a death claim and are satisfied that the death claim can be paid. These requirements include, but are not limited to, receipt of a valid death certificate and information we need to make payments to all Beneficiaries.

We determine the Death Proceeds by first subtracting any Debt from the Death Benefit. We then add any interest amount required by law.

         What is the Death Benefit? The Death Benefit is the higher of the Required Death Benefit and the Guaranteed Minimum Death Benefit as of the date we receive due proof of death. The Required Death Benefit is the minimum amount that must be payable at the Insured's death, before reduction for any Debt, for the Policy to be treated as life insurance under the Code. The Guaranteed Minimum Death Benefit, which is discussed below in response to the question, "What is the Guaranteed Minimum Death Benefit?," is the minimum amount payable at the Insured's death, before reduction for any Debt, irrespective of the Required Death Benefit. The Required Death Benefit is determined by treating the Account Value as if it were a net single premium. We determine the Required Death Benefit by dividing the Account Value by factors that are determined as of the Policy Date. These factors vary by the attained Age, gender (where permitted) and risk class of the Insured. See Appendix C for a complete description of the applicable factors we use to determine the Required Death Benefit. The following are representative examples of the factors on the Policy Date for different Ages, genders and risk classes, as well as the amount of the Required Death Benefit if the Account Value were $100,000.

         Female,  Age 55, not a tobacco  user:
         The factor is .400884. $100,000 divided by .400884 results in a Required Death Benefit of $249,449.

         Male, Age 60, a tobacco user:
         The factor is .586632. $100,000 divided by .586632 results in a Required Death Benefit of $170,465.

         Female, Age 70, a tobacco user:
         The factor is .637176. $100,000 divided by .637176 results in a Required Death Benefit of $156,943.

         Male, Age 75, not a tobacco user:
         The factor is .736865. $100,000 divided by .736865 results in a Required Death Benefit of $135,710.

As noted above, the factors depend on the Insured's gender (where permitted), risk class and attained Age. The gender and risk class of the Insured does not change, so the only element that changes the factor after the Policy Date is the aging of the Insured. The following example may help you understand the effect of aging on the Required Death Benefit.

The Insured is a woman, Age 64, for whom coverage was issued at her Age 60 in the "not a tobacco user" risk class. On the Valuation Day before the Policy Anniversary following the Insured's 65th birthday, the Account Value is $100,000. The Required Death Benefit as required under the Code for this Insured's age, gender, risk class and Account Value is $100,000 divided by the applicable factor of .521878, which results in a Required Death Benefit of $191,616. For the sake of this example, assume that the next Valuation Day, which is the Policy Anniversary after the Insured's 65th birthday (the day the Insured turns Age 65 for purposes of the Policy), the Account Value remains $100,000. At the higher Age of 65, the Required Death Benefit on the Policy Anniversary is $100,000 divided by the applicable factor of .536544, which results in a Required Death Benefit of $186,378.

         What else can affect the Required Death Benefit? The Required Death Benefit changes as the Account Value changes. This is because the Required Death Benefit is calculated based on the Account Value. A few examples may help show what this means. Assume for purposes of these examples that the Insured is a woman, Age 65, for whom coverage was issued at her Age 60 in the "not a tobacco user" risk class.

         (a) On a particular Monthly Processing Date, the Account Value of the Policy is $100,000. The Required Death Benefit as of that Valuation Day is $100,000 divided by the then applicable factor of .536544 or $186,378. As of the next Valuation Day, assume the Account Value has grown to $100,010. The Required Death Benefit is $100,010 divided by the same factor of .536544, or $186,396.

         (b) On a particular Monthly Processing Date, the Account Value of the Policy is $100,000. The Required Death Benefit as of that Valuation Day is $100,000 divided by the then applicable factor of .536544, or $186,378. As of the next Valuation Day, assume the Account Value has decreased to $99,990. The Required Death Benefit is $99,990 divided by the same factor of .536544, or $186,359.

         (c) On a particular Monthly Processing Date, the Account Value of the Policy before any partial withdrawal is $100,000. The Required Death Benefit as of that Valuation Day is $100,000 divided by the then applicable factor of
 .536544, or $186,378. On that same day, assume $20,000 is taken as a partial withdrawal. Immediately after the partial withdrawal, the Required Death Benefit is $80,000 divided by the same factor of .536544, or $149,102.

         What is the Face Amount? The Face Amount is the Required Death Benefit on the Policy Date.

         What is the Guaranteed Minimum Death Benefit? We use the Guaranteed Minimum Death Benefit in determining the Death Proceeds if the Guaranteed Minimum Death Benefit is higher than the Required Death Benefit. The Guaranteed Minimum Death Benefit is determined as follows:

         (a) On the Policy Date, the Guaranteed Minimum Death Benefit equals the Premium.

         (b) After the Policy Date and until the first Policy Anniversary, the Guaranteed Minimum Death Benefit is the Premium less every "reduction due to a withdrawal," which is defined below.

         (c) After the first Policy Anniversary but before the "target date," (the Policy Anniversary that the Insured turns Age 75), the Guaranteed Minimum Death Benefit is the higher of (1) or (2), where: (1) is the Premium less every "reduction due to a withdrawal"; and (2) is the highest "Anniversary Value." "Anniversary Value" is the Account Value on any Policy Anniversary less every reduction due to a withdrawal since that Policy Anniversary.

         (d) On or after the "target date," the Guaranteed Minimum Death Benefit is the higher of (1) or (2), where: (1) is the Premium less every "reduction due to a withdrawal"; and (2) is the highest Anniversary Value, as defined above in
(c), as of the "target date," less every "reduction due to a withdrawal" after the "target date."

         (e) Notwithstanding items (a) through (d) above, if the Insured is Age 75 or older on the Policy Date, the Guaranteed Minimum Death Benefit is the Premium less every "reduction due to a withdrawal."

         (f) If the Policy is issued for two (2) Insureds, the Guaranteed Minimum Death Benefit is based on the age of the younger Insured, or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.

A "reduction due to a withdrawal" is a proportional reduction. It equals the ratio by which the Account Value is reduced by a partial withdrawal or a payment under the Accelerated Death Benefit provision, described below in the section of the same name, multiplied by the Guaranteed Minimum Death Benefit as of the effective date of such partial withdrawal or payment. For example, if the Guaranteed Minimum Death Benefit before a partial withdrawal is $100,000 and the Account Value is $120,000, the Guaranteed Minimum Death Benefit after a $60,000 partial withdrawal (a 50% reduction in the Account Value) would be $50,000 (a 50% reduction in the Guaranteed Minimum Death Benefit).

         How are Death Proceeds paid? We pay the Death Proceeds as a lump sum or in accordance with the terms of whatever settlement options we then make available to Beneficiaries. Generally, Beneficiaries can choose a lump sum or from among the settlement options that we make available. However, you may choose the method of payment for your Beneficiaries if you notify us In Writing before the Insured's death how you want the Death Proceeds to be paid.

                          Account Value and Cash Value


         What is the Account Value? The Account Value is the value of a Policy before any deduction for any contingent deferred sales charge, contingent deferred tax charge or Debt. It is the total of the Account Value maintained in the investment options you choose to utilize plus any Account Value in the Loan Account. You may allocate Account Value to variable investment options, which are all Sub-accounts of the Separate Account, or to Fixed Allocations. Any portion of the Account Value maintained in the Loan Account serves as collateral for outstanding policy loans.


         How does American Skandia determine the Account Value in the variable investment options? On each Valuation Date, the Account Value in any variable investment option you utilize equals the number of Units you then maintain in that investment option multiplied by that investment option's then current Unit Price. When you allocate all or a portion of the Premium to an investment option or when you transfer Account Value into a variable investment option, Units are purchased using the then current Unit Price. When you take all or a portion of a distribution or benefit from a variable investment option or you transfer Account Value from a variable investment option, Units are sold at the then current Unit Price in order to fund that distribution, benefit or transfer.

         How does American Skandia determine the Account Value for Fixed Allocations? We credit a fixed rate of interest to Fixed Allocations. From time to time we declare interest rates applicable to new Fixed Allocations. If you make a Fixed Allocation, we credit the rate then in effect to that Fixed Allocation until the next Policy Anniversary. Once that Policy Anniversary is reached, we credit, for the next Policy Year, the then current rate applicable to new Fixed Allocations. This applies to all your Fixed Allocations then in effect. During each subsequent Policy Year, the rate we credit for each Policy Year is the one then in effect for new Fixed Allocations.

The Policy offered pursuant to this Prospectus includes Fixed Allocations. These Fixed Allocations are not registered as a security with the Securities and Exchange Commission under either the Securities Act of 1933 or the Investment Company Act of 1940. The Fixed Allocations are not subject to these Acts. Information about the Fixed Allocations is included in this Prospectus to help with your understanding of the features of the Policy. The staff of the Securities and Exchange Commission has not reviewed this information. However, the information may be subject to certain generally applicable provisions of the Federal securities laws regarding accuracy and completeness. The assets supporting Fixed Allocations are held in American Skandia's general account.

         How does American Skandia determine the interest rate for Fixed Allocations? We determine the interest rate applied to Fixed Allocations based on our assessment of the earnings we expect to achieve when investing to support these obligations, our costs, competition, profit targets and other factors. We have sole discretion to determine the rates. However, the interest rate will never be less than 3.0% per year, compounded yearly.

         How does American Skandia determine the Account Value in the Loan Account? The rate we credit to Account Value in the Loan Account depends on whether that Account Value is serving as collateral for "preferred loans" or for "standard loans," which are discussed below in response to the question "What are a `preferred loan' and a `standard loan'?" We credit interest at the rate of 6.0% per year, compounded yearly, to Account Value in the Loan Account serving as collateral for "preferred loans." We credit interest at the rate of 4.0% per year, compounded yearly, to Account Value in the Loan Account serving as collateral for "standard loans."

         What is the Cash Value? The Cash Value is the total Account Value less any contingent deferred sales charge, contingent deferred tax charge and Debt.

         Do I have to maintain a minimum Cash Value? The answer depends on whether there is any Debt. You do not have to maintain a minimum Cash Value if there is no Debt, except if you take a partial withdrawal. We will inform you if, on a Monthly Processing Date, your Cash Value equals or is less than zero. Such Monthly Processing Date will be the beginning of the grace period. At that time we will also inform you of the amount you can pay if you wish to reestablish any Cash Value. No payment is required. The Policy remains in force with the Death Benefit equal to the Guaranteed Minimum Death Benefit as of the beginning of the grace period.

If there is any Debt, there must always be enough Cash Value so that after we deduct any charges the Cash Value is more than zero. If the Cash Value would be zero or less after we deduct charges, we send you a notice giving you a 61-day "grace period" to send us a required amount. If this amount is not paid by the end of the grace period, the Policy ends without value.

                               Cash Value Credits

         What are Cash Value Credits, and how do I get them? Cash Value Credits are amounts we credit to your Account Value, where permitted by law. We provide these amounts if your total Cash Value on a Policy Anniversary equals or exceeds a Cash Value trigger. We determine if your Policy is eligible for a Cash Value Credit on each Policy Anniversary. Eligibility for Cash Value Credits may change from year to year. Whether your Cash Value meets or exceeds the trigger depends on investment performance of the investment options, partial withdrawals, Debt and whether you pay back any loans or loan interest.

         What is the Cash Value trigger? The Cash Value trigger is 200% of the Premium. That means that, even if your Account Value is 200% of the Premium, you may not have reached the trigger amount, since the Cash Value may be less than the Account Value due to the contingent deferred sales charge, the contingent deferred tax charge and any Debt.

         How much is added to my Account Value? The Cash Value Credit, if any, added to your Account Value equals 0.25% of the Cash Value on the applicable Policy Anniversary. The following examples may help you understand this.

         (a) Assume that the Premium paid for a Policy is $100,000. Assume that on the 10th Policy Anniversary the Cash Value is $202,000. The
              Cash Value trigger is 200% of $100,000, which is $200,000. The amount to be added to the Account Value is 0.25% of $202,000, which is $505.

         (b) Assume that, for the same Policy, the Cash Value on the 11th Policy Anniversary is $195,000, due to a combination of investment performance and a loan of $25,000 in the middle of the Policy Year. The Cash Value trigger for this Policy, as noted above, is $200,000. Therefore, no Cash Value Credit is provided on the 11th Policy Anniversary.

         (c) Assume that, for the same Policy, the Cash Value on the 12th Policy Anniversary is $240,000, due to a combination of investment performance and repayment of the loan and loan interest. As noted above, the Cash Value trigger is $200,000. The amount to be added is 0.25% of $240,000, which is $600.

         Who pays for the Cash Value Credits, and how are they paid? We pay for any Cash Value Credits out of our general account. We allocate any Cash Value Credits due on the applicable Policy Anniversary to the variable investment options and Fixed Allocations in which you then maintain Account Value. We make the allocations pro-rata based on the Account Value in the variable investment options and any Fixed Allocations on the applicable Policy Anniversary. No allocation is made to the Loan Account.
Cash Value Credits cannot be used to repay Debt.

                                      Costs

         What kinds of charges  are there for this  Policy?  The Policy has four
(4) different kinds of charges: (1) charges we assess daily against assets maintained in the Separate Account, which only apply to the Account Value you allocate to the variable investment options; (2) charges we deduct monthly from the Account Value and which are due in all Policy Years; (3) charges that we deduct monthly from the Account Value only for the first ten Policy Years; and
(4) "contingent" charges, which are those charges that you only pay in certain specified circumstances.

         What are the charges assessed against the Separate Account and when are they paid? We assess a mortality and expense risk charge and an administration charge against the assets in the Separate Account each Valuation Period. The mortality and expense risk charge is 0.90% per year. The charge for the administrative expenses connected with operating the Separate Account is 0.25% per year. We assess these charges each Valuation Period against the average daily total value of each Sub-account. We reserve the right to assess the Separate Account for any taxes that may be attributed to it. Currently, no such charge for taxes is assessed.

         What monthly charge applies in all Policy Years? We always deduct the cost of insurance charge. We take this charge from your Account Value, in advance, each Monthly Processing Day. The charge is a percentage of your then current Account Value.

         How much is the cost of insurance charge? The cost of insurance charge is not a constant dollar amount, in part because it is a percentage of your Account Value. The percentage of your Account Value that we charge differs depending on four factors: (1) whether we issue the Policy for only one Insured or for two; (2) the Age(s) of the Insured(s) as of the Policy Date; (3) the gender of the Insured(s), where permitted; and (4) the risk class(es) of the Insured(s). We reserve the right to also have the percentage decrease based on the size of the Premium.

The actual charge is a monthly charge. The equivalent yearly cost of insurance charges as of the Policy Date are shown below for a Policy issued for one Insured. The charges will be different if we are required by law to charge the same amount for males and females. For purposes of this and the succeeding table, "Age" is as of the Policy Date.

 ---------------- ------------------------- ----------------- -----------------
                 Gender Tobacco Usage Class Age 20-69 Age 70-90
 ---------------- ------------------------- ----------------- -----------------
 ---------------- ------------------------- ----------------- -----------------
                         Male No Tobacco Use 0.55% 0.90%
 ---------------- ------------------------- ----------------- -----------------
 ---------------- ------------------------- ----------------- -----------------
                        Female No Tobacco Use 0.40% 0.75%
 ---------------- ------------------------- ----------------- -----------------
 ---------------- ------------------------- ----------------- -----------------
                          Male Tobacco User 0.90% 1.25%
 ---------------- ------------------------- ----------------- -----------------
 ---------------- ------------------------- ----------------- -----------------
                         Female Tobacco User 0.75% 1.10%
 ---------------- ------------------------- ----------------- -----------------


If the Policy is issued for two Insureds, the yearly percentages of the Account Value we deduct for the cost of insurance will depend on the risk classes of the Insureds. The following are examples of applicable charges as of the Policy Date. The charges will be different if we are required by law to charge the same amount for males and females.

        ------------------------ -------------------------- ------------------------- ------------------------ ------------
         Gender (1st Insured)       Tobacco Usage Class       Gender (2nd Insured)      Tobacco Usage Class      Charge
        ------------------------ -------------------------- ------------------------- ------------------------ ------------
        ------------------------ -------------------------- ------------------------- ------------------------ ------------
                 Male                 No Tobacco Use                 Female               No Tobacco Use          0.25%
        ------------------------ -------------------------- ------------------------- ------------------------ ------------
        ------------------------ -------------------------- ------------------------- ------------------------ ------------
                 Male                  Tobacco User                  Female                Tobacco User           0.35%
        ------------------------ -------------------------- ------------------------- ------------------------ ------------
        ------------------------ -------------------------- ------------------------- ------------------------ ------------
                 Male                 No Tobacco Use                 Female                Tobacco User           0.30%
        ------------------------ -------------------------- ------------------------- ------------------------ ------------
        ------------------------ -------------------------- ------------------------- ------------------------ ------------
                 Male                  Tobacco User                  Female               No Tobacco Use          0.30%
        ------------------------ -------------------------- ------------------------- ------------------------ ------------


         Is there a maximum cost of insurance charge? We monitor the cost of insurance charge so that it never exceeds a guaranteed maximum charge. We determine the guaranteed maximum as if we were charging you an increasing amount based on the Insured's attained Age and were assessing that charge on the difference between the Death Benefit and the Account Value. If the percentages we otherwise would charge would exceed the guaranteed maximum, we only charge the guaranteed maximum.


The guaranteed maximum cost of insurance charge depends on the risk class of the Insured(s). Also, if required by law, unisex charges will apply. We base the guaranteed maximum charges on the sex distinct 1980 Commissioners Standard Ordinary Ultimate Mortality Table, age last birthday unless unisex rates apply. See Appendix D for a description of the maximum cost of insurance charges for different age gender and risk classes.

         What monthly charges apply only in the first 10 Policy Years? We deduct the tax charge and the sales charge only in the first 10 Policy Years.

         How much is the sales charge and when do I pay it? We deduct the sales charge during the first 10 Policy Years. It is a percentage of your Account Value and is the equivalent of 0.40% per year. We deduct this charge monthly in advance. We take the charge from your Account Value each Monthly Processing Day. The charge is a percentage of your then current Account Value. If you surrender your Policy or take a partial withdrawal, we may deduct a contingent deferred sales charge, as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

There are certain circumstances which may result in reduction or elimination of the sales charge. These are exactly the same circumstances that may result in reduction or elimination of the contingent deferred sales charge, as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

         How much is the tax charge and when do I pay it? We deduct the tax charge during the first 10 Policy Years. It is a percentage of your Account Value and is the equivalent of 0.25% per year. We deduct this charge monthly in advance. We take the charge from your Account Value each Monthly Processing Day. The charge is a percentage of your then current Account Value. If you surrender your Policy or take a partial withdrawal, we deduct a contingent deferred tax charge, as described below in response to the question "How much is the contingent deferred tax charge and when must I pay it?"

         What are the contingent charges? The contingent charges are: (1) the contingent deferred sales charge; (2) the contingent deferred tax charge; (3) the maintenance fee; and (4) the transfer fee.


         How much is the contingent deferred sales charge and when must I pay it? The contingent deferred sales charge is a percentage of the Premium that is charged if you surrender or withdraw any amount: (a) during the first nine (9) Policy Years; and (b) that, according to our rules, is a withdrawal of Premium, not a withdrawal of Growth. It may be assessed at the time of any partial withdrawal or surrender, unless the Policy qualifies for a medically-related waiver of these charges, as discussed in the section of the Prospectus entitled "Medically-Related Waiver." The percentages are as follows:


      ----------------- ---------------- ---------------- ----------------
                  Policy Year Percentage Policy Year Percentage
      ----------------- ---------------- ---------------- ----------------
      ----------------- ---------------- ---------------- ----------------
                                 1 7.75% 6 5.00%
      ----------------- ---------------- ---------------- ----------------
      ----------------- ---------------- ---------------- ----------------
                                 2 7.50% 7 4.25%
      ----------------- ---------------- ---------------- ----------------
      ----------------- ---------------- ---------------- ----------------
                                 3 7.25% 8 3.50%
      ----------------- ---------------- ---------------- ----------------
      ----------------- ---------------- ---------------- ----------------
                                 4 6.50% 9 2.75%
      ----------------- ---------------- ---------------- ----------------
      ----------------- ---------------- ---------------- ----------------
                                5 5.75% 10+ 0.00%
      ----------------- ---------------- ---------------- ----------------

From time to time, and to the extent permitted by law, we may reduce the amount of the sales charge and the contingent deferred sales charge, the period during which such charges apply, or both, when Policies are sold to persons or groups of persons in a manner that reduces sales expenses. We would consider such factors as: (a) the size and type of group; (b) the amount of Premiums; and/or
(c) other transactions where sales expenses are likely to be reduced.

No sales charge or contingent deferred sales charge is imposed when, as of the Policy Date, the Owner or the Insured of a Policy issued pursuant to this Prospectus is: (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director, employee, retiree, sales representative, or in the case of an affiliated broker-dealer, registered representative of such company; (c) a director, officer or trustee of any underlying mutual fund; (d) a director, officer or employee of any investment manager, sub-advisor, transfer agent, custodian, auditing, legal or administrative services provider that is providing investment management, advisory, transfer agency, custodianship, auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing, Incorporated; (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting, claims, administrative, computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f) above; (h) the parents of such person noted in (b) through (g) above; (i) such person's child(ren) or other legal dependent under the age of 21; and (j) the siblings of any such persons noted in (b) through (h) above.


         How much is the contingent deferred tax charge, and when must I pay it? The contingent deferred tax charge is a percentage of the Premium that is charged if you surrender or withdraw any amount: (a) during the first nine (9) Policy Years; and (b) that, according to our rules, is a withdrawal of Premium, not a withdrawal of Growth. It is assessed at the time of any partial withdrawal or surrender, unless the Policy qualifies for a medically-related waiver of these charges, as discussed on the section of the Prospectus entitled "Medically-Related Waiver." The percentages are as follows:


      ----------------- ---------------- ---------------- ----------------
                  Policy Year Percentage Policy Year Percentage
      ----------------- ---------------- ---------------- ----------------
      ----------------- ---------------- ---------------- ----------------
                                 1 2.25% 6 1.00%
      ----------------- ---------------- ---------------- ----------------
      ----------------- ---------------- ---------------- ----------------
                                 2 2.00% 7 0.75%
      ----------------- ---------------- ---------------- ----------------
      ----------------- ---------------- ---------------- ----------------
                                 3 1.75% 8 0.50%
      ----------------- ---------------- ---------------- ----------------
      ----------------- ---------------- ---------------- ----------------
                                 4 1.50% 9 0.25%
      ----------------- ---------------- ---------------- ----------------
      ----------------- ---------------- ---------------- ----------------
                                5 1.25% 10+ 0.00%
      ----------------- ---------------- ---------------- ----------------

         How much is the maintenance fee and when must I pay it? The maintenance fee is $2.50 per month. We take the charge from your Account Value monthly in advance. However, we will waive the maintenance fee on any Monthly Processing Day if your Account Value is $75,000 or greater.


         How much is the transfer fee, and when must I pay it? We charge $10.00 for every transfer after the 12th in each Policy Year. That includes transfers into a Fixed Allocation and any transfers from a Fixed Allocation unless the transfer occurs on a Policy Anniversary. For this purpose, all transfers occurring during the same Valuation Period are considered one transfer. We assess the transfer fee at the time of any transfer subject to this fee.


         How are charges deducted from Account Value? We deduct charges from your investment options pro-rata based on the Account Value in each investment option. If you maintain Account Value in more than one Fixed Allocation in a Policy Year, any applicable charges will be deducted on a "last-in, first-out" basis, starting with the last Fixed Allocation that was made prior to the Monthly Processing Date the deduction is made. Upon surrender or withdrawal, we assess charges against the investment options pro-rata in the same ratio as Account Value is being withdrawn from such investment options.

         What charges do the Portfolios make? Each Portfolio charges different fees. Expenses for the Portfolios are provided in the "Variable Investment Options" section below. More detailed information about fees and charges can be found in the prospectuses for the Portfolios.

                                 Buying a Policy

         How do I buy a Policy? We require that our standards be met and that we receive a Premium before we issue a Policy. We need information to determine if those standards have been met. We require you to submit an Application as part of our effort to gather the needed information. We may require additional information, including, but not limited to, some of the Insured's medical records. We may also require the Insured to take certain medical tests. As part of our standards, we will not issue a Policy if, as of the Policy Date, the Insured would be less than Age 20 or older than Age 90. If our standards are not met and we received a Premium, we will return to you an amount equal to the Premium. No interest will be paid.

To the extent permitted by law, we reserve the right to apply differing standards of insurability to persons who may be part of a group or who may qualify, for some other reason, as part of a different class. Such classes may include, but are not limited to, persons seeking a Policy who are applying all or a portion of proceeds from an insurance or annuity contract issued by American Skandia or an affiliate, or proceeds of a redemption from another financial product, such as mutual funds, distributed by any of our affiliates or by an affiliate of any of the Portfolios. One of the criteria we may apply in such a situation is that such differing standards of insurability apply only after maintaining funds in such policy, contract, or financial product for a specified period of time.

         What is the Premium, and when do I pay it? The minimum Premium we generally accept is $10,000. We may accept less under certain circumstances. The maximum we accept without prior approval by our home office is $500,000. If you are seeking a specific Face Amount, the Premium will depend on the Insured's age, risk class and gender, where permitted. We will determine the Face Amount using the Premium as the Net Single Premium for the Insured's age, risk class and gender, where permitted. You may submit Premium with the Application if: (a) the Insured is not over age 80; and (b) the Insured meets certain medical underwriting criteria. If any portion of the Premium is to be received as part of a replacement of a life insurance, endowment or annuity policy then we must receive all our requirements In Writing for all such replacements as of the same date and any additional Premium amounts other than the proceeds of such replacement must be received by us at our Office at the same time as we receive such requirements In Writing. Replacements include tax-free exchanges subject to our acceptance. We will immediately return any Premium that should not have been submitted based on these criteria. If we would not accept Premium with the Application or you chose not to submit a Premium with the Application, we will notify you if and when we have accepted the Application and agreed, subject to submission of the Premium, to issue a Policy. We will not issue a Policy until we receive Premium at our Office. We will not accept Premium of which we were not informed at the time you submit the Application to us.

You may choose to use our funds transfer authorization procedures as part of buying a Policy. If you elect this procedure, you authorize us to redeem funds to pay Premium from one or more financial institutions with which you currently maintain funds. You must do so In Writing using a form that authorizes us to obtain such funds only if and when we have determined that the Application meets our standards for issuing a Policy. If you use this procedure, you must provide us with all such authorizations simultaneously. If you wish to also pay any additional amounts, we must receive such Premium amounts at the same time we receive such authorizations.

The standards we apply in reviewing the Application may depend on factors such as the proposed Insured's age and the amount of Premium to be applied to the Policy. In certain cases, we may apply simplified standards. However, the Premium amount you state in the Application may be an estimate if you are planning: (a) to replace a life insurance, endowment or annuity policy; (b) to exchange a life insurance or endowment policy; or (c) to use our funds transfer authorization procedures. If we used simplified standards based on a Premium estimate but the actual amounts we receive to be applied as Premium exceed the limits for such standards, we reserve the right, to the extent permitted by law, to not issue a Policy and return such amounts directly to you or, on your behalf, to the financial institution from which the funds were obtained. We cannot guarantee such institution will accept the return of such amounts.

         Am I covered while my Application is being reviewed? We may issue you a temporary insurance agreement during the "underwriting period." The "underwriting period" is the period between the time you first apply for a Policy and the time we either issue the Policy or decide not to issue one. A temporary insurance agreement may be issued if: (a) the Application is completed in full; (b) the Insured answers "no" to certain questions on the Application (these are questions we use as indicators of whether we will issue temporary insurance); (c) the Insured is age 80 or younger; and (d) a Premium is submitted with the Application. If we issue a temporary insurance agreement and the Insured (both Insureds if there are two Insureds) dies during the underwriting period, the temporary insurance benefit will be payable if all of the conditions of the temporary insurance agreement are satisfied. The underwriting period generally will not exceed 45 days. If the Insured(s) die(s) during the underwriting period and no temporary insurance agreement was in effect, no benefit is payable.

We will return any Premium submitted with the Application if we cannot complete underwriting within 45 days from the date the Application is signed. If you notify us promptly, we will continue the underwriting process and notify you if and when you meet our standards for issuing a Policy, at which time you may once again send us a Premium.

Temporary insurance ends 45 days after the Application is signed, even if the underwriting period exceeds 45 days.

         What is the temporary insurance benefit? If the Insured dies while temporary insurance is in effect, we pay the Beneficiary the lesser of the Face Amount that would be in effect on the Policy Date if a Policy had been issued or $250,000. This $250,000 maximum applies to all temporary insurance then in effect with us. Premium amounts in excess of this benefit are returned to you, without interest or earnings.

         How and when is my Premium invested? We invest the Premium on the Issue Date. You can request that we allocate the Premium using one or more variable investment options and/or a Fixed Allocation. However, we initially invest the portion of the Premium that you indicate to us that you want invested in variable investment options in the AST Money Market Sub-account, unless you submit a "return waiver" In Writing before the Issue Date, where permitted by law. A return waiver is an election by you to invest as soon as possible in the variable investment options of your choice. If you submit a "return waiver" and then decide to return your Policy during the "free-look" period, you may receive back less than the Premium. Generally, we transfer the Account Value in the AST Money Market Sub-account to the variable investment options you request as of the Valuation Date which is on or immediately after the 15th day after the date we issue a Policy. However, we will make the transfer as of a later date if your "free-look" period is longer than 10 days to meet state law requirements.


         What happens if I change my mind about buying a Policy? You have a "free-look" period during which you can change your mind about buying a Policy. The free-look period is never less than 10 days from the date you receive your Policy. It may be longer depending on the applicable state law and the circumstances of your purchase. If you return your Policy to us within the free-look period, we generally will return the greater of (1) or (2) where (1) is the Premium paid; and (2) is your Account Value plus any charges deducted from your Account Value. However, if you have submitted a "return waiver," we will return only your Account Value plus any charges deducted from your Account Value. This may be more or less than Premium paid.


                           Variable Investment Options

         What are the investment objectives and policies of the variable investment options? What charges are made by the Portfolios in which these options invest? Each variable investment option is a Sub-account of the Separate Account. Each Sub-account invests exclusively in one Portfolio. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. You should carefully read such prospectuses for any Portfolio in which you are interested. To assist you in determining which Portfolios may be of interest to you, we have provided below a list of the Portfolios, their investment objectives (in italics) and a short, summary description of their key policies. Next to each Portfolio's investment objective and policies is the investment management fee, other expenses, and the total annual expense for such Portfolio. The total annual expense is the sum of the investment management fee and other expenses. Each figure is stated as a percentage of the Portfolio's average daily net assets. Except as noted, all expenses shown are after any applicable reimbursement or waiver of fees. These percentages are fees for the calendar year that ended December 31, 1997. Those Portfolios below that are marked with an asterisk (*) have not been in operation for a full year. Therefore, the expenses shown are estimated and annualized. The underlying mutual fund portfolio information was provided by the underlying mutual funds and has not been independently verified by the Company.




---------------------------------------------------------------------------------------------- -------------- ----------- ----------
                                                                                                Investment    Other       Total
Portfolio: Investment Objective/Policies                                                        Management     Expenses   Annual
                                                                                                    Fee                    Expenses
---------------------------------------------------------------------------------------------- -------------- ----------- ----------
------------------------------------------------------------------------------------------------------------------------------------
                        American Skandia Trust Portfolios
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Lord Abbett Growth and Income: long-term growth of capital and income while attempting to avoid excessive fluctuations in market value.  Normally, investments will be made in common stocks of
seasoned companies which are expected to show above-average growth and which the Portfolio's        0.75%       0.18%       0.93%
sub-advisor believes to be in sound financial condition.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Lord Abbett Small Cap Value*: to seek long-term capital appreciation.  Investments will be primarily made in equity securities which are believed to be undervalued.  Under normal
circumstances, the Portfolio will invest at least 65% of its assets in common stocks issued by      0.95%       0.39%       1.34%
smaller, less well-known companies, with market capitalizations of less than $1 billion.
Smaller companies may carry more risk than larger companies.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
JanCap Growth: growth of capital in a manner consistent with the preservation of capital.  The
Portfolio pursues its objective by emphasizing investments in common stocks.                        0.88%       0.18%      1.06%(1)
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
AST Janus Overseas Growth: to seek long-term growth of capital.  The Portfolio pursues its
objective primarily through investments in common stocks of issuers located outside the United      1.00%       0.35%       1.35%
States.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
AST Money Market: to maximize current income and maintain high levels of liquidity.  The
Portfolio attempts to accomplish its objective by maintaining a dollar-weighted average
maturity of not more than 90 days and by investing in securities which have effective               0.45%       0.15%      0.60%(2)
maturities of not more than 397 days.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Federated High Yield: to seek high current income by investing primarily in a diversified portfolio of fixed income securities.  The Portfolio will invest at least 65% of its assets in lower-rated (BBB or lower) fixed rate corporate debt obligations.  Investments of this type are
subject to a greater risk of loss of principal and interest than investments in higher rated        0.75%       0.23%       0.98%
securities and are generally considered high risk.  Lower-rated or unrated bonds are commonly referred to as "junk bonds."
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
T. Rowe Price Asset Allocation: to seek a high level of total return by investing primarily in a diversified group of fixed income and equity securities.  Under normal conditions over the
long-term, the Portfolio expects to allocate its assets so that approximately 40% of its assets     0.85%       0.28%       1.13%
will be in fixed income securities and approximately 60% in equity securities.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
T. Rowe Price International Equity: to seek total return of its assets from long-term growth of capital and income, principally through investments in common stock of established, non-U.S.
companies.  The Portfolio intends to diversify broadly among countries and to normally have at      1.00%       0.26%       1.26%
least three different countries represented in the Portfolio.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
T. Rowe Price Natural Resources: to seek long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic
commodities.  The Portfolio will invest primarily (at least 65% of its total assets) in common      0.90%       0.26%       1.16%
stocks of companies which own or develop natural resources and other basic commodities.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
T. Rowe Price International Bond: seeks to provide high current income and capital appreciation by investing in high-quality, non dollar-denominated government and corporate bonds outside the
United States.  The Portfolio will invest at least 65% of its assets in high-quality, non dollar-denominated government and corporate bonds outside the United States.  The Portfolio may
also invest up to 20% of its assets in below investment-grade, high-risk bonds, including bonds     0.80%       0.31%       1.11%
in default or those with the lowest rating (commonly referred to as "junk bonds").
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
T. Rowe Price Small Company Value: to provide long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued.  The Portfolio will invest at least 65% of its total assets in companies with a market capitalization of $1 billion
or less that appear undervalued by various measures, such as price/earnings or price/book value     0.90%       0.26%       1.16%
ratios.  Investing in small companies  involves greater risk, as well as greater opportunity, than is customarily associated with more established companies.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Founders Capital Appreciation: to seek capital appreciation.  The Portfolio will normally invest at least 65% of its total assets in common stocks of U.S. companies with market
capitalizations of $1.5 billion or less.  Investment in such companies may involve greater risk     0.90%       0.23%       1.13%
than is associated with more established companies.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Founders Passport: to seek capital appreciation.  The Portfolio invests primarily in securities issued by foreign companies which have market capitalizations or annual revenues of $1 billion or less.  At least 65% of the Portfolio's assets will normally be invested in foreign securities representing a minimum of three countries.  The Portfolio will normally will invest
a significant proportion of its assets in the securities of small and medium-sized companies,       1.00%       0.35%       1.35%
which involves greater risk than is customarily associated with more established companies.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
INVESCO Equity Income: to seek high current income while following sound investment practices.
Capital growth is a secondary consideration. The Portfolio seeks to achieve its objective by investing in securities which will provide a relatively high-yield and stable return and which,
over the years, may also provide capital appreciation.  The Portfolio normally will invest at       0.75%       0.20%       0.95%
least 65% of its assets in dividend-paying, marketable common stocks of domestic and foreign industrial issuers.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
PIMCO Total Return Bond: to seek to maximize total return consistent with preservation of
capital.  The Portfolio will invest in a diversified portfolio of fixed-income securities of        0.65%       0.21%       0.86%
varying maturities with a portfolio duration from three to six years.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
PIMCO Limited Maturity Bond: to seek to maximize total return, consistent with preservation of capital and prudent investment management.  The Portfolio will invest in a diversified
portfolio of fixed income securities of varying maturities with a portfolio duration from one       0.65%       0.23%       0.88%
to three years.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Robertson Stephens Value + Growth:  to seek capital appreciation.  The Portfolio will invest primarily in growth companies believed by the sub-advisor to have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for above-average returns.  The Portfolio may invest a substantial portion of its assets in
securities of small companies.  Such companies may offer greater opportunities for capital          1.00%       0.23%       1.23%
appreciation than larger companies, but investments in such companies may involve certain special risks.  The Portfolio may invest up to 35% of its net assets in securities principally traded in foreign markets.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Twentieth Century Strategic Balanced: to seek capital growth and current income.  It is the intention of the Portfolio's sub-advisor to maintain approximately 60% of the Portfolio's
assets in common stocks that are considered by the sub-advisor to have better-than-average          0.85%       0.40%      1.25%(3)
prospects for appreciation and the remainder in bonds and other fixed income securities.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Twentieth Century International Growth: to seek capital growth.  The Portfolio will invest primarily in issuers in developed markets.  Under normal conditions, the Portfolio will invest
at least 65% of its assets in equity and equity equivalent securities of issuers from at least      1.00%       0.75%       1.75%
three different countries outside the United States.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
AST Putnam Value Growth & Income: to seek capital growth with current income as a secondary objective.  The Portfolio invests primarily in common stocks that offer potential for capital
growth, and may, consistent with its investment objectives, invest in stocks that offer             0.75%       0.48%       1.23%
potential for current income.  The Portfolio may invest up to 20% of its assets in securities traded in foreign markets.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
AST Putnam International Equity: to seek capital appreciation.  The Portfolio seeks its objective by investing primarily in equity securities of companies located in a country other
than the United States.  The Portfolio will, under normal circumstances, invest at least 65% of     0.88%       0.27%       1.15%
its total assets in issuers located in at least three different  countries other than the United States.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
AST  Putnam  Balanced:   to  provide  a  balanced   investment   composed  of  a
well-diversified  portfolio  of stocks and bonds which will produce both capital growth  and  current  income.  The  Portfolio  may  invest in almost any type of security or negotiable  instrument,  including cash or money market instruments.
The portion of the Portfolio's assets invested in equity securities and
fixed income securities will vary from time to time in light of the Portfolio's investment          0.74%       0.29%       1.03%
objective, changes in interest rates and economic of other factors.  Under normal market conditions,  it is expected  that at least 25% of the  Portfolio's  total assets will be invested in fixed income securities.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Cohen & Steers  Realty*:  to maximize  total return  through  investment in real estate securities.  The Portfolio pursues its investment objective of maximizing total return by seeking, with approximately equal emphasis, capital appreciation
(both realized and unrealized) and current income.  Under normal  circumstances, the  Portfolio  will  invest  substantially  all of  its  assets  in the  equity securities of "real estate companies". Real estate companies include those
companies that derive at least 50% of its revenues from the ownership, construction, financing,     1.00%       0.40%       1.40%
management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets in such real estate.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Stein Roe Venture*: to seek long-term capital appreciation.  The Portfolio emphasizes investments in financially strong small and medium-sized companies, based principally on management appraisal and stock valuation.  The Portfolio will pursue its objective by investing
primarily in a diversified portfolio of common stocks and other equity-type securities of           0.95%       0.39%       1.34%
entrepreneurially managed companies the sub-advisor believes represent special opportunities.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Bankers Trust Enhanced 500*: to outperform the Standard & Poor's 500 Composite Stock Price
Index (the "S&P 500(R)") through stock selection resulting in different weightings of common stocks relative to the index.  The Portfolio will include the common stocks of companies
included in the S&P 500(R).  While the majority of the issues held by the Portfolio will have         0.60%       0.20%     0.80%(4)
neutral weightings to the S&P 500, approximately 100 will be over- or under-weighted relative to the index.
"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by American Skandia Investment
Services, Incorporated and Bankers Trust.  The Portfolio is not sponsored, endorsed, sold or promoted  by  Standard & Poor's and  Standard & Poor's  makes no  representation regarding the advisability of investing in the Portfolio.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Marsico Capital Growth*: to seek capital growth.  Income realization is not an investment objective and any income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective.  The Portfolio will pursue its objective by investing primarily
in common stocks in industries and companies the sub-advisor believes are experiencing              0.90%       0.38%       1.28%
favorable  demand  for their  products  and  services,  and which  operate  in a favorable competitive and regulatory environment.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Neuberger&Berman Mid-Cap Value*: to seek capital growth.  The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk.  The
Portfolio invests principally in common stocks of medium to large capitalization established        0.90%       0.25%      1.15%(5)
companies, using a value-oriented investment approach.  The Sub-advisor looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Neuberger&Berman Mid-Cap Growth*: to seek capital appreciation.  The Portfolio invests in a diversified portfolio of common stocks believed to have the maximum potential for long-term
above-average capital appreciation.  Under normal conditions, the Portfolio primarily invests       0.90%       0.24%      1.14%(6)
in the common stocks of companies with equity market capitalizations from $300 million to $10 billion  at the time of  investment.  The  Portfolio  does not seek to invest in securities that pay dividends or interest, and any such income is incidental.
------------------------------------------------------------------------------------------------------------------------------------
                       The Alger American Fund Portfolios
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Alger American Growth: long-term capital appreciation.  Except during temporary defensive
periods, the Portfolio invests at least 65% of its total assets in equity securities of             0.75%       0.04%       0.79%
companies that, at the time of purchase,  have total market capitalization of $1 billion or greater.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Alger American Small Capitalization: long-term capital appreciation.  Except during defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of
companies that, at the time of purchase of the securities, have total market capitalization         0.85%       0.04%       0.89%
within the range of companies  included  within the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Alger American MidCap Growth: long-term capital appreciation.  Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities
of companies that, at the time of purchase of the securities, have total market capitalization      0.80%       0.04%       0.84%
within the range of companies included in the S&P MidCap 400 Index, updated quarterly.
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
------------------------------------------------------------------------------------------------------------------------------------
                      Montgomery Variable Series Portfolio
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------- ----------- ----------- ----------
Emerging Markets Fund: capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries
having emerging markets.  Under normal conditions, investments are maintained in at least six       1.25%       0.50%      1.75(7)
emerging market  countries at all times and no more than 35% of total assets are invested in any one emerging market country.
------------------------------------------------------------------------------------------------------------------------------------

1 The management fee without any voluntary waiver would have been 0.90%; the total annual expenses without any waiver or reimbursement would have been 1.08%.
2 The management fee without any voluntary waiver would have been 0.50%; the other expenses without any reimbursement would have been 0.19%; the total annual expenses without any waiver or reimbursement would have been 0.69%.
3 The other expenses without any reimbursement would have been 0.50%; the total annual expenses without any waiver or reimbursement would have been 1.35%.
4 The other expenses without any reimbursement would have been 0.57%; the total annual expenses without any waiver or reimbursement would have been 1.17%.
5 Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio (formerly, the Federated Utility Income portfolio), for a total Investment Management fee payable at the annual rate of .75% of the first $50 million of the average daily net assets of the Portfolio, plus .60% of the Portfolio's average daily net assets in excess of $50 million. As of May 1, 1998, the Investment Manager engaged Neuberger&Berman Management Incorporated as
     Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
6 Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio (formerly, the Berger Capital Growth portfolio), for a total Investment Management fee payable at the annual rate of .75% of the average daily nets assets of the Portfolio. As of May 1, 1998, the Investment Manager engaged Neuberger&Berman Management Incorporated as Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
7 The other expenses without any reimbursement would have been 0.56%; the total annual expenses without any waiver or reimbursement would have been 1.81%.


                        Transfers and Allocation Services


         May I transfer Account Value between investment options? You may transfer Account Value between investment options, but there are limits, as well as potential charges, which are discussed above in the question "How much is the transfer fee, and when must I pay it?" We permit the agent of record to make transfers on your behalf, unless you give us other instructions.


         Are there any limits on transfers? No transfers are permitted when the Policy is in its "grace period." At the time of any transfer, we require that a minimum of $500.00 be allocated to any investment option in which you maintain Account Value. If, at the time of a transfer there would be less than $500.00 in an investment option, we will transfer the remaining Account Value pro rata to the investment option(s) that you were transferring to. We retain the right to impose a limit of not more than 12 transfers per Policy Year, including transfers involving Fixed Allocations. Unless such a limit is in effect, there is no limit on the number of transfers that only involve variable investment options, or the number of transfers from variable investment options to make Fixed Allocations. However, we do limit each transfer from Fixed Allocations that are to be effective on any day other than a Policy Anniversary to the greater of 25% of the Account Value in your Fixed Allocations or $1,000. If you make such a transfer from your Fixed Allocations, you cannot make another such transfer until either 90 days has passed or the next Policy Anniversary occurs. We also retain the right to refuse, limit or delay transfers, either for one Owner or a group of Owners, if we believe there may be adverse consequences for other Owners.

         What are `allocation services'? Allocation services are programs that automatically transfer Account Value between investment options. Any limitations on transfers from Fixed Allocations also apply if any allocation services are being utilized.

         What allocation services does American Skandia provide? We support dollar cost averaging and static rebalancing.


                                      Loans

         When can I take a loan? We offer loans using Account Value as collateral. We do not make loans available during the first Policy Year. Starting after the first Policy Year, we allow one loan each Policy Year. The Insured must be alive when you take a loan (if there are two Insureds, at least one must be alive when a loan is taken). Subject to our rules, we will establish on the Issue Date a loan equal to the outstanding indebtedness on previous life insurance exchanged for a Policy.

         Is this type of loan tax-free? A loan from this Policy is treated for income tax purposes as a distribution, similar to a partial withdrawal, in that:
(a) amounts are deemed to come first from any gain in the Policy; (b) distributions of gain are subject to income tax as ordinary income; and (c) if the distribution occurs before the taxpayer's age 59 1/2, there may be an additional 10% tax on any gain distributed.

         How much is available for a loan? You can receive loans equal to 90% of your current Account Value, less any applicable contingent deferred sales charge and contingent deferred tax charge. At the time you take any loan, the amount then available for a new loan is the maximum otherwise available less any Debt. The minimum amount you may borrow is $500.

         What happens to the Account Value if I take a loan? When you take a loan, we move Account Value equal to the amount of the loan into the Loan Account. Account Value in the Loan Account is maintained in our general account. Unless you give us different instructions, we move Account Value from the variable investment options and the Fixed Allocations in the same proportion as your Account Value in the investment options on the Valuation Date we move such Account Value.

The impact of a loan on your Account Value may be positive or negative. At the time a loan is taken, there is no impact. However, if the Account Value transferred to the Loan Account would earn more than would be earned in the investment options, the loan will have a positive impact on your Account Value and on the Required Death Benefit. If the Account Value transferred to the Loan Account would earn less than would be earned in the investment options, the loan will have a negative impact on your Account Value and on the Required Death Benefit.

         What is the interest rate charged on any loan? You owe us interest on any loan at the rate of 6.0% per year, compounded yearly, in arrears. Each Policy Anniversary that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.


         Does Account Value in the Loan Account earn interest? We credit interest to Account Value in the Loan Account. The amount we credit depends on whether the loan is a "preferred" or "standard" loan, which are described below. The rates we credit are as follows:

1. Preferred Loans: we currently credit interest at the rate of 6.0% per year, compounded yearly, to the Account Value maintained in the Loan Account that serves as collateral for a "preferred loan."

2. Standard Loans: we currently credit interest at the rate of 4.0% per year, compounded yearly, to the Account Value maintained in the Loan Account that serves as collateral for a "standard loan."


         What are a "preferred loan" and a "standard loan"? We determine what portion of a loan is a "preferred loan" and what portion is a "standard loan" at the time you take the loan. Whether a loan is "preferred" or "standard" depends on the source of the collateral to support the loan. We consider the Account Value moved to the Loan Account to come first from Growth. The portion of any outstanding loans supported by Account Value drawn from Growth is treated as a preferred loan. The portion of any outstanding loans supported by Account Value drawn from other than Growth is treated as a standard loan. A loan retains its character as "preferred" or "standard" until repaid.

         Once a loan is taken, does American Skandia ever require more `collateral' in the Loan Account? The Loan Account acts as collateral for any loans from us, so we need to make sure the Debt and the Account Value in the Loan Account are equal to each other. Therefore, on each Policy Anniversary we equalize the Debt and the Account Value in the Loan Account. If the Debt is larger due to outstanding loan interest, we transfer Account Value equal to the difference pro-rata from the investment options and add it to the Loan Account.

We also match up the Debt and the Loan Account when you repay any portion of the Debt. If the Account Value in the Loan Account then exceeds the Debt, we transfer the excess pro-rata to the investment options which you are utilizing at that time. Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

         When must I repay the loan? You are not required to repay the loan while the Insured is alive, except when an amount is due to keep the Policy in force or upon reinstatement.

         What happens at the Insured's death if I have not repaid the loan? If there is any outstanding Debt when Death Proceeds are due, we subtract the Debt from the Death Benefit as part of the calculation of the Death Proceeds.

         What happens if I repay any portion of the loan? The amount of Debt is reduced by the amount of any loan repayment. Any standard loan is repaid before any preferred loan. The repayment reduces the amount of principal and loan interest proportionately based on the ratio between principal and loan interest as of the Valuation Date the loan repayment is applied. We allocate any such loan repayment to the variable investment and fixed options pro-rata based on the Account Value in each investment option as of the Valuation Period we receive your loan repayment. Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

                               Partial Withdrawals

         When can I make a partial withdrawal? We allow partial withdrawals while the Insured is alive, except that, where permitted by law, you may not take a partial withdrawal until after the end of the "free-look" period.

         How much is available as a partial withdrawal? The maximum partial withdrawal available at any time equals the then current maximum amount we would permit as a loan under your Policy. This amount is equal to 90% of your current Account Value less any applicable contingent deferred sales charge and contingent deferred tax charge. The minimum amount of a partial withdrawal is $500.00.

         What happens to the Account Value if I take a partial withdrawal? When you take a partial withdrawal, we reduce your Account Value by an amount equal to the amount of the partial withdrawal. Unless you give us different instructions, we take Account Value from the variable investment options and the Fixed Allocations in the same proportion as your Account Value in the investment options on the Valuation Date we take such Account Value. If you have multiple Fixed Allocations, amounts are taken on a "last in, first out" basis. Any Account Value in the Loan Account is not available for a partial withdrawal.

         Is there a charge for a partial withdrawal? We charge any applicable contingent deferred sales charge and contingent deferred tax charge on the portion of any partial withdrawal that is not treated as a "free withdrawal" or for which we waive such charges under the medically-related waiver provision. We take these charges pro-rata from the investment options from which we take the Account Value as a result of the partial withdrawal.

         What amount can I take as a free withdrawal? In any Policy Year the maximum amount you can take as a free withdrawal is the greater of Growth or 10% of the Premium. The following examples may help show what this means. For each example, assume that the Premium was $50,000.

         (a) For this example assume the Account Value as of the Valuation Day we process your partial withdrawal is $60,000. You request a partial withdrawal of $25,000. Assume also that you have not requested any other partial withdrawals during this Policy Year. The free withdrawal amount is the greater of Growth, which is the current Account Value ($60,000) less the Premium ($50,000), or $10,000, and 10% of the Premium, which is $5,000. Therefore, we treat $10,000 as the free withdrawal portion of this partial withdrawal. Assuming that this partial withdrawal request occurs during the "surrender charge period," and there is no subsequent Growth in that Policy Year, we would assess the then applicable contingent deferred sales charge and contingent deferred tax charge on $15,000, which is the portion of the partial withdrawal that exceeds the free withdrawal amount. The contingent deferred sales charge and contingent deferred tax charge would apply to the full amount of any subsequent partial withdrawal you request during the same Policy Year that was not eligible for a medically-related waiver.

         (b) For this example assume the Account Value as of the Valuation Day we process your partial withdrawal request for the "maximum free withdrawal amount" is $47,000. Assume also that you have not requested any other partial withdrawals during this Policy Year. The free withdrawal amount is the greater of Growth, which is the current Account Value ($47,000) less the Premium ($50,000), or $3,000, and 10% of the Premium, which is $5,000. Therefore, the maximum free withdrawal amount is $5,000. Assuming that this partial withdrawal request occurs during the "surrender charge period," and there is no subsequent Growth in that Policy Year, the contingent deferred sales charge and the contingent deferred tax charge would apply to any subsequent surrender or partial withdrawal that Policy Year that was not eligible for a medically-related waiver.

          Does a partial withdrawal affect the Death Benefit? A partial withdrawal reduces the Required Death Benefit. The Required Death Benefit is reduced because the Account Value, which is used in calculating the Required Death Benefit, has been reduced. It also reduces the Guaranteed Minimum Death Benefit in the same proportion as the Account Value is reduced by the partial withdrawal. The effect on the Guaranteed Minimum Death Benefit is described above in response to the question "What is the Guaranteed Minimum Death Benefit."

         Can I put back funds taken as a partial withdrawal?  No.

                                   Surrenders

         When can I surrender my Policy? You can surrender your Policy after the end of the free-look period as long as the Insured is alive.

         What is paid out when a Policy is surrendered? If you surrender the Policy, we will pay you the Cash Value.

                            Accelerated Death Benefit


         What is an accelerated death benefit? An accelerated death benefit is pre-payment of a portion of the Death Proceeds. The maximum we will pay, before any reductions, is the lesser of 50% of the Required Death Benefit or $250,000. The actual amount is reduced by a 12-month interest rate discount (currently 6.0%) and a pro-rata portion of any Debt. We reserve the right to change the interest rate discount percentage.

         When will American Skandia make such a payment? We will make such a payment one time, where allowed by law, based on the Owner's request. The Insured may not request such a payment unless the Insured is also the Owner. We only make the payment if we receive all our requirements. Our requirements include, but are not limited to, proof satisfactory to us In Writing that the Insured (the last surviving Insured if there are two Insureds) became terminally ill, as defined in your Policy: (a) at least 30 days after the Issue Date; or
(b) as a result of an accident that occurred after the Issue Date. To the extent permitted by law, we will change our procedures in relation to this benefit or the definition of terminally ill or any other applicable term in order to maintain the tax-free status of any amounts paid out under this provision.


         What happens to the remaining benefits if American Skandia makes such a payment? Any such payment reduces the Account Value, the Premium, the Guaranteed Minimum Death Benefit and any Debt in the same ratio as the Required Death Benefit is reduced as of the Valuation Period such a payment is made. You should consult a tax advisor on the tax consequences of such a payment. Please refer to Appendix B for a hypothetical illustration of the accelerated death benefit provision.

                            Medically-Related Waiver


         What is a medically-related waiver? A medically-related waiver is a waiver of the contingent deferred sales charge and the contingent deferred tax charge that would otherwise apply to a partial withdrawal or surrender. Note that while the accelerated death benefit is payable to the Insured, the medically-related waiver is a benefit, while based on the Insured's life, that is of value to the Owner, who normally is the recipient of amounts paid as a partial withdrawal or surrender. A medically-related waiver is available by rider to the Policy currently with no charge to you.


         When would American Skandia waive these charges? We will consider waiving the contingent deferred sales charge and contingent deferred tax charge, where allowed by law, based on your request. We only waive these charges if we receive all of our requirements. Our requirements include, but are not limited to proof satisfactory to us In Writing that the Insured (the last surviving Insured if there is more than one Insured) has continuously been confined to a long term care facility, such as a nursing home or a hospital, as defined in the rider, and that such confinement started after the Issue Date.

         Are there any restrictions on medically-related waivers? We will only consider waiving the contingent deferred sales charge and the contingent deferred tax charge on a partial withdrawal or surrender up to $500,000. The $500,000 maximum will apply to a partial withdrawal(s) or surrender, regardless of when taken, on any life insurance policy or annuity contract issued by American Skandia where the Insured under this Policy is named as the Insured, Owner or Annuitant under the other policy or contract.

         What happens to the remaining benefits if American Skandia makes such a payment in connection with a partial withdrawal? A partial withdrawal for which we grant a medically-related waiver has the same impact on the remaining benefits that results from any other partial withdrawal. We simply do not deduct the contingent deferred sales charge and contingent deferred tax charge that otherwise would apply.

                                      Risks

         What are the risks, and who takes the risks? We bear the risk that, for all the Policies issued, when considered together, our expenses exceed our charges, including the expense for providing from our general account the difference at death between the Account Value and the Death Benefit. We also bear the investment and reinvestment risk in providing interest crediting guarantees to Fixed Allocations and to the Loan Account, as well as for any settlement options that assume a fixed rate of return. We also bear the risk in guaranteeing the Guaranteed Minimum Death Benefit if your Policy lapses and you do not have any Debt. You bear the investment risk when allocating Account Value to any variable investment option, since that will affect the amount available for any loans, partial withdrawals or surrender. Any irrevocable beneficiary bears the risk as to the Death Proceeds, which are affected by investment performance of the investment options, the age at which the Insured dies, any loan or withdrawal activity by the Owner prior to the Insured's death or payment of an accelerated death benefit.

                                  Other Rights


         Do I have any other rights if I buy a Policy? There are certain other ownership rights you may exercise under a Policy. Some of these rights include, but are not limited to those described in this paragraph. You may name one or more Beneficiaries. You may make that designation "irrevocable," which means it cannot be changed. If you do not designate the Beneficiary as irrevocable, you retain the right to change the Beneficiary before the Insured dies. However, all Beneficiary designations are subject to our acceptance. You also may transfer, pledge or assign your Policy, which may trigger a currently taxable event. You should only transfer, pledge or assign your Policy after consulting with a competent tax advisor. You may exercise voting rights in relation to the applicable Portfolios. Some of these rights may be limited depending on the usage of your Policy, especially if it is held in connection with certain retirement plans designed to be "qualified" plans under the Code.


                              The Separate Account

         What supports American Skandia's obligation to me if I buy a Policy? The benefits provided by the Policy are our obligations. The assets supporting our obligations equaling the Account Value allocated to the variable investment options are held in our Separate Account F. We maintain assets in our general account to support our obligations: (1) equal to the Account Value allocated to the fixed option; (2) equal to the Account Value in the Loan Account; (3) for the portion of the Death Proceeds greater than the Account Value; (4) for any settlement option; and (5) for any other obligation we may have in relation to a Policy.

The Separate Account was established under the laws of Connecticut. Assets in the Separate Account may support obligations created in relation to the Policies described in this Prospectus or other policies we offer. We are the legal owner of the assets in the Separate Account. Income, gains and losses, whether or not realized, are credited or charged to the Separate Account according to the terms of the Policies and any other policies supported by the assets in the Separate Account without regard to our other income, gains or losses or to the income, gains or losses in any other of our separate accounts. We will maintain assets in the Separate Account with a total market value at least equal to the reserve and other liabilities we must maintain in relation to the life insurance policies supported by such assets. These assets may only be charged with liabilities that arise from such life insurance policies.

Separate Account F is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the investment policies, management or practices of the Separate Account or of us. The Separate Account meets the definition of "separate account" under the federal securities law.

The only Sub-accounts available to you are those offered in this Prospectus. These Sub-accounts are available as investment options for other policies we offer. Sub-accounts are permitted to invest in Portfolios we consider suitable. The Portfolios in which the Sub-accounts invest are available to Sub-accounts of other separate accounts, including separate accounts we use in relation to a number of variable annuities. Separate accounts of other insurers and of various qualified retirement plans may also invest in the Portfolios.

                                      Taxes

         What are the taxes connected to the Policy? Federal and state tax laws, as well as the interpretations of those laws, change. In addition, we do not know your particular circumstances, which is one of a number of reasons why we cannot give you tax advice. You should consult a professional tax advisor for tax advice for your particular situation. You should also be sure to read the "Additional Tax Considerations" section appearing later in this Prospectus, which includes, but is not limited to, information regarding estate and gift taxes. What we do provide are some brief summary answers to the following questions about Federal income taxes.

         Is gain in the Policy taxed every year? Under most circumstances, any gain in the Policy is not taxed currently. However, if you assign or pledge the Policy, we expect to report any gain in the Policy as then currently taxable as ordinary income. In addition, except in the case of a partial assignment as of the Policy Date, we expect to report gain in the Policy as currently taxable in each tax year the assignment remains in effect.

         How are amounts that I receive before the Insured's death taxed? Amounts you receive as a partial withdrawal, a loan or if you surrender the Policy are deemed for income tax purposes to come first from any gain in the Policy. Any gain is taxed as ordinary income. Any portion of these types of distributions representing gain in the Policy may be subject to a 10% tax penalty if taken before your age 59 1/2.


         Will my Beneficiary pay taxes on the Death Proceeds? Under most circumstances, the Beneficiary does not pay any income tax on the Death Proceeds.


                              Available Information

         How can I find out more about this offer? You first should review the rest of this Prospectus for additional information. This Prospectus is part of the registration statement we filed with the Securities and Exchange Commission regarding this offering. Additional information on American Skandia and this offering is available in that registration statement and accompanying exhibits. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. You may inspect and copy the registration statement and the accompanying exhibits at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, 7 World Trade Center, New York, NY, and the Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

                 MISCELLANEOUS PROVISIONS AND ADDITIONAL DETAILS

The following sections provide additional information you should consider before purchasing a Policy.

                            Providing Services to You

You can reach us by telephone at 1-888-554-3348 or through our Internet Website at http://www.americanskandia.com. We may require that you provide us with proper identification before we release information about your Policy or accept instructions received over the phone, the Internet or via any other electronic means. We may require that you provide your Social Security or tax identification number. We also may require you to present the personal identification number ("PIN") we provide you after we issue a Policy. To the extent permitted by law or regulation, neither we nor any person authorized by us will be responsible for any claim, loss, liability or expense in connection with a transaction, including but not limited to a transfer between investment options, over the phone, the Internet or via any other electronic means. However, this will only be the case if we or such authorized person acted: (a) in good faith reliance that you authorized the transaction; and (b) on reasonable procedures to identify you or your designee though a number of verification methods. These methods may include taping phone conversations, requesting Social Security or tax identification numbers, PINs, confirming electronic mail addresses, or similar means. We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may require that you submit forms In Writing for certain transactions. We require the written consent of all joint Owners for any transaction for which we require the Owner's written consent.

                                  Designations

Certain designations apply to a Policy - the Owner, the Insured and the Beneficiary. All designations are subject to our rules and our acceptance. We assume all designations, other than the Insured, are revocable unless you tell us otherwise. You should consult with a competent tax advisor on the income tax, estate and inheritance tax implications of various designations. You should also consult with a competent legal advisor as to the implications of certain designations in relation to an estate, bankruptcy and community property, where applicable, as well as other matters.


We assume the Insured is/are the Owner(s) unless you tell us otherwise. If you name more than one Owner, all rights reserved to Owners are then held jointly. Naming someone to be the Owner other than the payor of the Premium may have gift, estate or other tax implications.


We assume the Beneficiary is you or your estate unless you tell us otherwise. You may name more than one primary and more than one contingent Beneficiary.

                              Net Investment Factor

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent Valuation Period is the net investment factor for that Valuation Period, multiplied by the Unit Price for the immediately preceding Valuation Period. The net investment factor is (1) divided by (2), less (3), where:

         (1)   is the net result of:

              (a) the net asset value per share of the  underlying  Portfolio at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

              (b) any per share charge or credit during the Valuation  Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

         (2) is the net result of:

              (a) the net asset value per share of the  underlying  Portfolio at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid by the Portfolio; plus or minus


              (b) any per share charge or credit during the preceding  Valuation
                  Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

         (3) is the mortality and expense risk charges and the administration charge.

                               Allocation Programs

We may provide administrative support for various programs that automatically transfer Account Value between certain investment options at scheduled times. These include dollar cost averaging and static rebalancing (periodic rebalancing of Account Values between investment options to conform to preset percentages). However, we only offer to support such allocation programs according to our rules. While we are offering to support these programs as of the date of this Prospectus, we do not guarantee to support these programs at all times.


We may also provide administrative support for various allocation programs that may be made available by your financial professional. These may include various asset allocation and market timing programs. In connection with such programs, we may support periodic withdrawals from your Policy to pay your financial professional. We only offer to support such programs according to our rules. These rules may include, but are not limited to, receipt of your authorization In Writing permitting a financial professional to make transfers between investment options on your behalf, or to enroll your Policy in one of the allocation programs for which we provide administrative support. We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Any financial professional you authorize may or may not be appointed by us as our agent for the sale of Policies. However, we do not engage any agent of record or any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with us for the sale of Policies. We therefore take no responsibility for the investment allocations and transfers transacted on your behalf by such third parties, in accordance with any allocation programs employed by such third parties or any investment allocation recommendations made by such third parties. While we offer support for a number of these programs as of the date of this Prospectus, we do not support all such programs and do not guarantee to always continue support for those programs we currently support or may support in the future.


                            Limitations on Transfers

We retain the right to refuse or delay transfers, either for one Owner or a group of Owners, if we believe that: (a) excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Prices or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental effect on the share prices of affected Portfolios.

                          Death During the Grace Period


We deduct the unpaid charges from the Death Benefit when calculating the Death Proceeds, if the Insured dies during a grace period. For more information on the grace period, please refer to the response to the question "Do I have to maintain a minimum Cash Value?"


                                  Reinstatement

You may apply for reinstatement of the Policy if it lapses. We must receive this application In Writing at our Office within 3 years of the date the lapse occurred as measured from the end of the grace period. We may require evidence of insurability satisfactory to us. In order to reinstate your Policy, you also must pay us a reinstatement amount, including any applicable charges and any Debt.

                                    Maturity

A Policy "matures" as of the Policy Anniversary on which the Insured is Age 95. If there are two Insureds, a Policy "matures" as of the Policy Anniversary on which the younger Insured is Age 95 or would have been Age 95 if the younger Insured is then deceased. We will pay out the Cash Value once the Policy matures. The Policy will then end, and we will not have any more obligations under the Policy. We may provide a rider, where permitted by law, that allows the Policy to mature at a later date if there is adequate guidance available to us regarding the tax treatment of all Policies if we were to permit extension of the maturity date. Should we permit such extension of the maturity, we advise you to seek tax advice regarding your specific circumstances should you want the Policy to mature at a later date. If the Policy is no longer treated as life insurance after any extension of maturity, gain in the Policy may be taxable to you in the year of the original maturity and all or a portion of the Death Proceeds may be taxable to the beneficiary.

                              Pricing Transactions

We "price" charges, transfers, distributions and payments on the dates indicated below. If such transactions are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period.

         (1) We price "scheduled" transactions such as monthly deductions, transfers and distributions as of the date such transactions are so scheduled. However, if a transaction is "scheduled" to occur on a day other than a Valuation Day, such transaction will be processed and priced on the last Valuation Day prior to the scheduled transaction. "Scheduled" transactions include, but are not limited to, all charges deducted on a Monthly Processing Date, equalization of Debt and the Account Value in the Loan Account on a Policy Anniversary, transfers under a dollar cost averaging program or transfers previously scheduled with us at our Office as part of any rebalancing, asset allocation or similar program, or any program of scheduled distributions.

         (2) We price "unscheduled" transactions such as transfers, loans or partial withdrawals that are not subject to any medical waiver as of the date we receive at our Office the request for such transactions. "Unscheduled" transfers include any transfers processed in conjunction with any market timing program, or transfers not previously scheduled with us at our Office pursuant to any rebalancing, asset allocation or similar program which you employ or you authorize to be employed on your behalf. "Unscheduled" transfers received pursuant to an authorization to accept transfer instructions using voice or data transmission over the phone are priced as of the Valuation Period we receive the request at our Office for such transactions. We price unscheduled payments as of the date we receive such amounts at our Office. These include loan repayments, payments to keep a Policy in effect during a grace period or a reinstatement payment.

         (3) We price surrenders, withdrawals subject to a medical waiver, accelerated death benefit payments and payment of Death Proceeds as of the date we receive at our Office all materials we require for such transactions and such materials are satisfactory to us.

                              Delaying Transactions

We may defer any distribution or transfer from a Fixed Allocation or any payment under a fixed settlement option for a period not to exceed the lesser of six (6) months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any payment under a settlement option for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed seven (7) calendar days from the date the transaction is effected. This is a delay in payment only, and is not a delay in the pricing of any such distribution or transfer. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures, including distributions, based on the valuation of the Sub-accounts may be postponed during the period: (1) the New York Stock Exchange is closed (other than customary holidays or weekends) or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC permits postponement and so orders; or (3) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practical.

                                     Voting

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the Portfolios in which the Sub-accounts invest in the manner directed by Owners, unless we, in our sole discretion, determine that we are required by law or regulation to vote otherwise. Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account from various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for a Portfolio will be determined as of the record date for such Portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement; (d) any change in the fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable Portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.

                         Transfers, Assignments, Pledges

Generally, your rights in a Policy may be transferred, assigned or pledged at any time. These transactions may be subject to income taxes and certain penalty taxes. You may transfer, assign or pledge your rights to another person at any time, prior to the death upon which the Death Benefit is payable. You must request a transfer or provide us a copy of the assignment In Writing. A transfer or assignment is subject to our acceptance. We will not be deemed to know of or be obligated under any assignment prior to our receipt and acceptance thereof. We assume no responsibility for the validity or sufficiency of any assignment.

                                     Reports


We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.americanskandia.com or any other electronic means, including diskettes or CD ROMs. We send a confirmation statement to you each time an unscheduled transaction is made affecting Account Value. Such transactions will generally include changes in investment allocation or transfers among investment options, loans and loan repayments, partial surrenders or withdrawals, and any charges associated with such unscheduled transactions. We also send quarterly statements detailing the activity affecting your Policy during the prior quarter, including all scheduled and unscheduled transactions. To the extent permitted by law, some types of scheduled transactions will only be confirmed on a quarterly basis. Such transactions will generally include those pre-authorized charges deducted on the Monthly Processing Date. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. You should review the information in these statements carefully. You must report all errors or corrections to us at our Office immediately to assure proper crediting to your Policy. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 30 days after the date of the transaction. For transactions that are only confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 30 days of the end of the calendar quarter. We may also send an annual report and a semi-annual report containing financial statements for the applicable Sub-accounts, as of December 31 and June 30, respectively to you or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.


                                Incontestability

We may not contest the validity of a Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If there are two Insureds, this applies to the lifetime of either Insured. If the Policy is reinstated, to the extent permitted by law, we may not contest the validity of a Policy after it has been in effect for two years from the date of the reinstatement.

                                     Suicide

If an Insured commits suicide within two years of the Issue Date (or whatever maximum period is permitted under law) or the date of a reinstatement if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any outstanding Debt and any partial withdrawals; or (b) the Cash Value. All other requirements as to calculation and payment of Death Proceeds will apply.

                                  Misstatement

We will adjust the amount of the Death Proceeds to conform to the facts if the age or gender of an Insured is incorrectly stated. We will do so as specified in the Policy and as permitted by law.

                                   Backdating

Depending on your Age at the time you apply for a Policy, it may be advantageous to have the Policy Date be earlier than the Issue Date. This is known as "backdating." Doing so may enable you to qualify for lower cost of insurance charges. We only permit backdating if: (a) doing so will qualify you for a lower cost of insurance charge; and (b) the Policy Date is the no earlier than the date the Application is signed and in no case more than 90 days before the Issue Date. If you elect backdating, on the Issue Date we will deduct charges that would have been deducted as of the Policy Date and any Monthly Processing Dates between the Policy Date and the Issue Date. To the extent permitted by law, we do not guarantee any increase in the Account Value for the period between the Policy Date and the Issue Date. However, we also reserve the right, to the extent permitted by law, to credit you a fixed rate of interest for such period.
                            Policy Loans on Exchanges

Subject to our rules, we will establish a loan on a Policy that you purchase as part of an exchange that is not subject to current taxation in accordance with
Section 1035 of the Code. The amount of the loan will be equal to the loan that was in effect before you surrendered your prior policy. Under our rules we will, among other things, increase the Account Value as of the Policy Date by the amount of the loan and allocate that portion of the increased Account Value to the Loan Account as collateral for the loan. By increasing the Account Value, there will be a corresponding increase in the Face Amount and the Required Death Benefit. In addition, for purposes of determining the Guaranteed Minimum Death Benefit, we will deem the "Premium" to be the amounts paid plus the loan amount as of the Policy Date. Any contingent deferred sales charge and contingent deferred tax charge will be based on the actual amounts received, not such amounts plus the amount of the loan. All charges that are calculated as a percentage of your Account Value will increase because the Account Value will be increased by the amount of the loan.

                          Resolving Material Conflicts

The Portfolios may be available to registered separate accounts offering either or both life and annuity contracts of insurance companies not affiliated with us. We also may offer life insurance policies and/or annuity contracts that offer different variable investment options from those offered under this Policy, but which invest in the same Portfolios. It is possible that differences might arise between our Separate Account F and one or more accounts of other insurance companies which offer a Portfolio as a Sub-account. It is also possible that differences might arise between a Sub-account offered under this Policy and variable investment options offered under different life insurance policies or annuities we offer, even though such different variable investment options invest in the same Portfolio. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or Federal tax law) which affect either these different life and annuity separate accounts or differing life insurance policies and annuities. It could also arise by reason of differences in voting instructions of persons with voting rights under our policies and/or annuities and those of other companies, persons with voting rights under annuities and those with rights under life policies, or persons with voting rights under one of our life policies or annuities with those under other life policies or annuities we offer. It could also arise for other reasons. We will monitor events so we can identify how to respond to such conflicts. If such a conflict occurs, we will take the necessary action to protect persons with voting rights under our life policies or annuities vis-a-vis those with rights under life policies or annuities offered by other insurance companies. We will also take the necessary action to treat equitably persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

                      Modification of the Separate Account

We reserve the right to do any or all of the following: (a) combine any Sub-account(s) with any other Sub-account(s); (b) combine Separate Account F or a portion thereof with other separate accounts; (c) deregister Separate Account F under the Investment Company Act of 1940; (d) operate Separate Account F as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law; (e) make changes required by any change in the Securities Act of 1933, the Securities Exchange Act of 1934 or the Investment Company Act of 1940; (f) make changes that are necessary to maintain the tax status of your Policy under the Code; and (g) make changes required by any change in other Federal or state laws relating to life insurance policies in general or variable life insurance policies in particular.

We may also make additional Sub-accounts available to you from time to time. These Sub-accounts will invest in Portfolios we believe to be suitable for the Policy. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe a Portfolio no longer suits the purpose of the Policy. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of a Portfolio, or because the Portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, combination, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, combination, deletion or addition.

                                 Entire Contract

For any Policy issued, the entire contract between you and us includes the Policy form and any of the following which may be attached to the Policy: riders or endorsements, the copy of any Application and endorsements. All statements made in any Application are deemed to be representations and not warranties. No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our President, one of our Vice Presidents or our Secretary may change or waive any provisions of a Policy. Any change or waiver must be In Writing. To the extent permitted by law, we are not bound by any promises or representations made by or to any other person.

                          Additional Tax Considerations

The following is a brief summary of certain Federal tax laws as they are currently interpreted. No one can be certain that the laws or interpretations will remain unchanged or that agencies or courts will always agree as to how the tax law or regulations are to be interpreted. This discussion is not intended as tax advice. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

Our taxation: We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment as a "modified endowment contract": Under most circumstances, taxes on any gain in the Policy are `deferred' and not taxed every year. Unless your Policy is established as part of an eligible exchange of a life insurance policy entered into before June 21, 1988, amounts you receive as a partial withdrawal, a loan or as a surrender are taxed in the same manner as distributions from a deferred annuity before annuity payments begin. This means that these types of distributions are deemed to come first from any gain in the policy and that any gain is treated as ordinary income. It also means that distributions of gain may be subject to a 10% tax penalty if taken before age 59 1/2. Under most circumstances, the Beneficiary will not pay any income tax on the Death Proceeds.

Assignment: If you assign or pledge any portion of the Policy, the transaction is treated as a distribution subject to taxation as ordinary income. The tax penalty noted above may apply. In addition, except in the case of a partial assignment as of the Policy Date, we expect to report gain in the Policy as currently taxable in each tax year the assignment remains in effect.

Gifts: If you give your Policy as a gift to an entity for which you are not the taxpayer or to anyone other than your spouse (or former spouse incident to a divorce), the gift is treated for tax purposes as a distribution.

Aggregation rules: You may purchase more than one life insurance policy from us in the same calendar year that is treated under the Code as a "modified endowment contract," including the Policy described in this Prospectus. If you do, all such policies are subject to "aggregation rules." Under these rules, all of these policies must be treated as one modified endowment contract when determining the portion of any distribution or deemed distribution which is currently taxable. It is also possible that these aggregation rules may apply to any annuity contracts you purchase from us in the same calendar year as you purchase a Policy.


Exchanges: Section 1035 of the Code permits certain tax-free exchanges of life insurance policies. You must comply with various requirements for such exchanges to be treated as tax-free, which include, but are not limited to: (a) the need for the insured to be the same individual or individuals before and after the exchange; and (b) the need to have the Debt on a Policy as of the date all premium is received equal to any outstanding indebtedness on the life insurance exchanged for the Policy. If you exchange a life insurance policy considered entered into before June 21, 1988 and which is not a modified endowment contract, we believe the new policy generally will not be treated as a modified endowment contract if no additional premium is paid. For those Policies not treated as modified endowment contracts, we believe that loans are not treated as distributions and withdrawals are deemed to come first from your investment in the policy. In addition, we believe that the aggregation rules as well as the tax treatment of assignments, pledges and gifts, noted above, would not apply. However, we cannot guarantee this tax treatment and advise you to consult your tax advisor before exchanging any existing life insurance policy.


Transfers between investment options: Transfers between investment options are not subject to taxation. The Treasury Department may promulgate guidelines under which a variable life insurance policy will not be treated as life insurance for tax purposes if persons with ownership rights have excessive control over the investments underlying such a policy. Such guidelines may or may not address the number of investment options or the number of transfers between investment options offered. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. It is also not known what effect, if any, such guidelines may have on transfers between the investment options of the Policy offered pursuant to this Prospectus. We will take any action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation skipping transfers: Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death benefit is paid to an individual two or more generations younger than the policy holder. These generation-skipping transfers generally include those subject to federal estate or gift tax rules. There is an aggregate $1 million exemption from tax on all such transfers. We may be required to determine whether a transaction is a direct skip as defined in the Code and the amount of the resulting tax. We will deduct from your Policy or from any applicable payment treated as a direct skip any amount we are required to pay.

Diversification: Section 817(h) of the Code provides that a variable life insurance policy, in order to qualify as life insurance, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of insurance companies). The Treasury Department's regulations prescribe the diversification requirements for variable life insurance policy. We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Withholding: Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is includible in the gross income of the recipient. Amounts to be withheld depend upon the nature of the distribution. However, under most circumstances a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us. A withholding form may be required.


Accelerated Death Benefits: Payments of amounts that otherwise would be payable to the Beneficiary as a result of an Insured's death can qualify for the same tax-free treatment as death benefits if certain requirements are met. These are requirements regarding the terminal illness of the Insured. We believe payments under the provisions of the accelerated death benefit of the Policy will meet the requirements of the Code and the regulations in order to qualify as tax-free payments. A qualified tax advisor should be consulted as to any federal gift and estate tax consequences of an Owner's exercise of the Accelerated Death Benefit provision and payment of the proceeds under this provision to the Insured or other parties.


Extending the Policy's Maturity: We believe that a Policy will continue to be treated as life insurance and as a modified endowment contract under the Code if you extend the Policy's maturity under any extended maturity rider we may offer in the future. However, this tax treatment is not certain, so you should consult your tax advisor before taking this step. If the Policy is not treated as life insurance after any extension of maturity, gain in the Policy may no longer be taxed deferred, and all or a portion of the Death Proceeds may be taxable to the Beneficiary.


Survivorship Policies: The Code does not directly address how certain features of a policy paying on the death of a surviving insured should be treated. We believe such a Policy should be treated as other life insurance policies, but there is some uncertainty as to whether that is the case. If the surviving Insured is an Owner, the Death Proceeds payable as a result of the death of the last surviving Insured generally will be treated as part of the Owner's estate for purposes of the Federal estate tax. If the surviving Insured was not an Owner, the replacement cost of the Policy would be included in the estate of the Owner upon his or her death and Death Proceeds payable as a result of the death of the surviving Insured are includible in the person's estate if the proceeds are payable to or for the benefit of that person's estate or if the surviving Insured held incidents of ownership in the Policy within three years prior to death.

Other Taxes: Amounts received or deemed received from a Policy that may be subject to Federal income tax also may be subject to state income taxes. The fair market value of a Policy or the Death Proceeds may be included under certain circumstances in an estate for purposes of state inheritance taxes or Federal estate taxes. Federal estate and gift taxes are integrated for various purposes. An unlimited marital deduction may apply for purposes of Federal estate and gift taxes, which would allow deferral of taxes until the death of the surviving spouse.

                            Safekeeping of the Assets

We maintain the assets of the Separate Account and those in our general account. The assets of the Separate Account are segregated from those in our general account.

                                   Regulation

We are organized as a Connecticut stock life insurance company, and are subject to Connecticut law governing insurance companies. We are regulated and supervised by the Connecticut Commissioner of Insurance. By March 1 of every year, we must prepare and file an annual statement, in a form prescribed by the Connecticut Insurance Department, which covers our operations for the preceding calendar year, and must prepare and file our statement of financial condition as of December 31 of such year. The Commissioner and his or her agents have the right at all times to review or examine our books and assets. A full examination of our operations will be conducted periodically according to the rules and practices of the National Association of Insurance Commissioners ("NAIC"). We are subject to the insurance laws and various Federal and state securities laws and regulations and to regulatory agencies, such as the Securities and Exchange Commission and the Connecticut Banking Department, which administer those laws and regulations.

We can be assessed up to prescribed limits for policyholder losses incurred by insolvent insurers under the insurance guaranty fund laws of most states. We cannot predict or estimate the amount any such future assessments we may have to pay. However, the insurance guaranty laws of most states provide for deferring payment or exempting a company from paying such an assessment if it would threaten such insurer's financial strength.

Several states, including Connecticut, regulate insurers and their affiliates under insurance holding company laws and regulations. This applies to us and our affiliates. Under such laws, inter-company transactions, such as dividend payments to parent companies and transfers of assets, may be subject to prior notice and approval, depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently, the federal government does not directly regulate the business of insurance. However, federal legislative, regulatory and judicial decisions and initiatives often have significant effects on our business. Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance companies; (b) the tax treatment of insurance products; (c) the securities laws, particularly as they relate to insurance and annuity products; (d) the "business of insurance" exemption from many of the provisions of the anti-trust laws; (e) the barriers preventing most banks from selling or underwriting insurance: and (f) any initiatives directed toward improving the solvency of insurance companies. We would also be affected by federal initiatives that have impact on the ownership of or investment in United States companies by foreign companies or investors.

                                  Legal Matters

The law firm of Werner & Kennedy has passed on the legal matters relating to the offering of these Policies.

                                Legal Proceedings

As of the date of this Prospectus, neither we nor American Skandia Marketing, Incorporated were involved in any litigation outside of the ordinary course of business, and know of no material claims.

                                     Experts


The consolidated financial statements of American Skandia Life Assurance Corporation included in this Prospectus and Registration Statement with respect to the year ended December 31, 1997 have been audited by Ernst & Young LLP, independent auditors, and by Deloitte & Touche LLP, independent auditors, with respect to the years ended December 31, 1996, 1995, 1994, and 1993 as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

William H. Strong, FSA, MAAA has approved the hypothetical illustration included in this Prospectus and Registration Statement. We have included them relying on his opinion that they are reasonable.


                          Distribution of this Offering

American Skandia Marketing, Incorporated ("ASM, Inc."), a wholly-owned subsidiary of American Skandia Investment Holding Corporation, acts as the principal underwriter of the Policies. ASM, Inc.'s principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM, Inc. is a broker-dealer registered with the SEC under the 1934 Act and a member of the National Association of Securities Dealers, Inc. ("NASD").

ASM, Inc. will enter into distribution agreements with certain broker-dealers registered under the Securities and Exchange Act of 1934 or with entities which may otherwise offer the Policies that are exempt from such registration. In addition, ASM, Inc. may offer Policies directly to potential purchasers. The maximum initial concession to be paid on premiums received is 8.5% and a portion of compensation may be paid from time to time based on all or a portion of either the Account Value or the Cash Value. We reserve the right to base concessions from time-to-time on the investment options chosen by Owners, including investment options that may be deemed our "affiliates" or "affiliates" of ASM, Inc. under the Investment Company Act of 1940.

As of the date of this Prospectus, we expect to pay an on-going service fee in relation to providing certain statistical information upon request by Owners about the investment options and the Portfolios. We may make the fee payable to the service providers based on either the Account Value or Cash Value of Policies. Under most circumstances, we will engage the broker-dealer of record for your Policy, or the entity of record if such entity could offer Policies without registration as a broker-dealer (i.e. certain banks), to be your resource for the statistical information, and to be available upon your request to both provide and explain such information to you. The broker-dealer of record or the entity of record is the firm which sold you the Policy, unless later changed. Some portion of the fee we pay for this service may be payable to your representative. We may structure this program such that no fee is payable based on the value in Fixed Allocations. If that were to occur, it is possible that your representative may receive on-going service fee compensation, but only in relation to value maintained in variable investment options.

From time to time we may promote the sale of our products such as the Policies offered pursuant to this Prospectus through programs of non-cash rewards to registered representatives of participating broker-dealers. We may withdraw or alter such promotions at any time.

To the extent permitted, we may advertise certain information regarding the performance of the investment options that does not take into consideration the effect of either the cost of insurance charges, the contingent deferred sales charge, the contingent tax charge or the maintenance fee. This performance information may help you review the performance of the investment options and provide a basis for comparison between the Policy's investment options. This information may be less useful when comparing the performance of the investment options with the performance of investment options provided in other variable life policies because each plan of life insurance will have its own applicable charges. This information is even less useful in comparing performance to that of any savings or investment vehicle, rather than variable life insurance.

Performance information on the Sub-accounts is based on past performance only and is no indication of future performance. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the Portfolios and upon prevailing market conditions and the response of the Portfolios to such conditions. Actual performance will also depend on changes in the expenses of the Portfolios. Such changes are reflected, in turn, in the Sub-accounts which invest in such Portfolios. In addition, the charges deducted from your Account Value and those assessed against each Sub-account will affect performance.

As of the date of this Prospectus, all the Portfolios existed prior to the inception of these Sub-accounts. To the extent permitted by applicable law, performance quoted in advertising regarding such Sub-accounts may indicate periods during which the Portfolios have been in existence but prior to the inception of the Sub-account(s) or the initial offering of the Policies. Such performance is considered hypothetical historical performance because the Sub-accounts did not exist during the period the performance was achieved. Such hypothetical historical performance is calculated using the same assumptions employed in calculating actual historical performance since inception of the Sub-accounts. Any such historical performance will be based on assumptions. These include assumptions regarding: (a) the Age, risk class and gender, where applicable, of an Insured or Insureds; (b) the Premium and Policy Date; and (c) assumptions about a lack of transfers, loans, loan repayments and withdrawals during the period for which performance is quoted.

American Skandia Life Assurance Corporation may advertise its rankings and/or ratings by independent financial ratings services. Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed Allocations, pay Death Proceeds, make payments under any settlement options or administer Policies. Such rankings and ratings do not reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                  Illustrations

In Appendix A we provide examples of the kind of hypothetical illustrations available to help you better understand how a Policy works. In that Appendix, we also provide information on how you may obtain additional hypothetical illustrations. In Appendix B, we provide hypothetical illustrations of how exercise of the accelerated death benefit provision affects the values of a Policy.

                        Executive Officers and Directors

Our executive officers and directors are listed in Appendix E.

                              Financial Statements


Financial  statements for American  Skandia Life Assurance are found in Appendix
F. Financial statements for American Skandia Life Assurance Corporation Separate Account F ("Account") are not provided as the Account has not yet begun operations.

                                   APPENDIX A
  HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH VALUES

                                   APPENDIX A
  Hypothetical Illustrations of Death Benefits, Account Values And Cash Values



It is impossible to illustrate exactly how a Policy will perform in the future. However, you may better understand how a Policy works, and may be able to better compare a Policy with other life insurance plans, using hypothetical illustrations based on the personal characteristics of the Insured(s) as well as certain assumptions about the future. You can do this using the hypothetical illustrations provided in this Appendix A. You can also do this by requesting from us personalized hypothetical illustrations based on: (a) the Age(s) of the Insured(s); (b) the expected risk class(es) of the Insured(s); (c) the gender of the Insured(s), where permitted; (d) the Face Amount you seek or the amount of Premium you intend to pay; and (e) applicable cost of insurance charges. Please forward any such request to us at our address as shown on the first page of this Prospectus.


As of the date of this Prospectus, we only provide such hypothetical illustrations on paper. We reserve the right to make such illustrations available in the future via electronic transmission or as part of a multi-media presentation.

As of the date of this Prospectus, we do not provide hypothetical illustrations that assume future loans, withdrawals, loan repayments or varying assumed rates of return. However, we reserve the right to make such illustrations available in the future.

The hypothetical illustrations that follow show the changes in the Death Benefit, Account Value and Cash Value over time based on certain assumptions. All values are provided as of the end of each Policy Year shown. The assumptions used are as follows:

         1. Hypothetical average annual gross rates of return in the Portfolios of 0%, 6% and 12%.
                  Of course, actual investment performance is not a constant rate. If the hypothetical gross rate of return were to fluctuate above or below the 0%, 6% or 12% average over a period of years, the Death Benefit, Account Value and Cash Value may be different. For hypothetical rates of return of 0% and 6%, the illustrations will indicate if a Policy would lapse. HYPOTHETICAL RATES OF RETURN ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE.

         2. Hypothetical constant expense ratios of 1.10% for the Portfolios. The total annual expenses for the underlying mutual funds are shown in the section entitled "Variable Investment Options." The 1.10% hypothetical expense ratio is the average of the actual total annual expenses for all available Portfolios as of December 31, 1997. Certain of the Portfolios have not been in existence for a full year and, therefore, the total annual expenses for those Portfolios are estimated and annualized. The 1.10% hypothetical expense ratio, when deducted from the hypothetical average annual gross rates of return equals a hypothetical average annual net rate of return of -1.10%, 4.90% and 10.90%, respectively.

         3. The mortality and expense risk charge assessed against the assets in the Separate Account at an annualized rate of 0.90%. The charge for administrative expenses connected with operating the Separate Account is 0.25% per year. It is also assumed that there is no tax charge assessed against the Separate Account.


         4. The charges under the Policy, including the cost of insurance charges that differ by gender, risk class and attained age. It is assumed that there are no transfer fees applicable. The hypothetical illustrations will be presented based on both the current and guaranteed cost of insurance charges.



         5. There are no loans, loan repayments, withdrawals, accelerated death benefit payments or amounts paid to maintain the Policy in effect during a grace period. The hypothetical values will include Cash Value Credits, if applicable.

         6. The Age(s) and, where applicable, gender of the Insured(s) shown in each illustration.
                  The cost of insurance charges differ based on the age(s) of the Insured(s) on the Policy Date and, where permitted by law, the gender of the Insured(s).


         7. The Insured(s) is/are eligible for the no tobacco use risk class. For each gender and age classification, the cost of insurance rate for the "No Tobacco Use" classification is .35% lower than the rate for the "Tobacco User" classification.

         8.       The Premium and Face Amount are as shown in each illustration.


====================================================================================================================================

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                 Modified Single Premium Variable Life Insurance
====================================================================================================================================
====================================================================================================================================
                            Illustration Assumptions:
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
 Initial Premium   Initial Face Amount    Issue Age(s)        Male/Female       Single Life/       Hypothetical       Tobacco Usage
                                                                                 Joint Life       Rate of Return     Classification
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================

     $25,000             $55,347               55                Male            Single Life            0%              No Usage
                                                                                                    (-1.1% net)
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
================== --------------------------------------------------------- =======================================================
                                       Current Charges                                          Guaranteed Charges
  End of Policy
      Year
                   --------------------------------------------------------- =======================================================
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
                     Account Value        Cash Value        Death Benefit      Account Value        Cash Value        Death Benefit
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        1               24,119              21,619             51,844              24,018             21,518             51,627
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        2               23,268              20,893             48,582              23,063             20,688             48,154
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        3               22,446              20,196             45,541              22,136             19,886             44,913
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        4               21,652              19,652             42,706              21,237             19,237             41,887
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        5               20,885              19,135             40,064              20,363             18,613             39,063
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        6               20,144              18,644             37,601              19,515             18,015             36,427
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        7               19,428              18,178             35,306              18,692             17,442             33,967
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        8               18,737              17,737             33,167              17,892             16,892             31,671
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        9               18,069              17,319             31,176              17,115             16,365             29,528
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       10               17,424              17,424             29,320              16,359             16,359             27,528
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       11               16,911              16,911             27,772              15,729             15,729             25,829
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       12               16,413              16,413             26,320              15,108             15,108             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       13               15,928              15,928             25,000              14,466             14,466             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       14               15,456              15,456             25,000              13,790             13,790             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       15               14,998              14,998             25,000              13,072             13,072             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       16               14,552              14,552             25,000              12,304             12,304             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       17               14,118              14,118             25,000              11,470             11,470             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       18               13,697              13,697             25,000              10,555             10,555             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       19               13,287              13,287             25,000              9,538               9,538             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       20               12,889              12,889             25,000              8,395               8,395             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       25               11,058              11,058             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       30                9,466              9,466              25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       35                8,084              8,084              25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

====================================================================================================================================

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS
ARE FOR  ILLUSTRATIVE  PURPOSES  ONLY  AND ARE NOT A  REPRESENTATION  OF PAST OR
FUTURE INVESTMENT  RESULTS.  ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT
ALLOCATIONS  MADE BY THE POLICY  OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN.
THE DEATH BENEFIT,  ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT
FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED
ABOVE OR BELOW THE AVERAGE  AMOUNT  DURING A PERIOD OF POLICY  YEARS.  THE DEATH
BENEFIT,  ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON
THE INVESTMENT  ALLOCATIONS  MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF
THE SUB-ACCOUNTS.  NO REPRESENTATION  CAN BE MADE THAT THIS HYPOTHETICAL RATE OF
RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
================================================================================

====================================================================================================================================

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                 Modified Single Premium Variable Life Insurance
====================================================================================================================================
====================================================================================================================================
                            Illustration Assumptions:
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
 Initial Premium   Initial Face Amount    Issue Age(s)        Male/Female       Single Life/       Hypothetical       Tobacco Usage
                                                                                 Joint Life       Rate of Return     Classification
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================

     $25,000             $55,347               55                Male            Single Life            6%              No Usage
                                                                                                    (4.9% net)
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
================== --------------------------------------------------------- =======================================================
                                       Current Charges                                          Guaranteed Charges
  End of Policy
      Year
                   --------------------------------------------------------- =======================================================
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
                     Account Value        Cash Value        Death Benefit      Account Value        Cash Value        Death Benefit
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        1               25,567              23,067             54,957              25,460             22,960             54,726
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        2               26,147              23,772             54,594              25,917             23,542             54,113
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        3               26,742              24,492             54,257              26,373             24,123             53,509
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        4               27,350              25,350             53,946              26,826             24,826             52,912
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        5               27,973              26,223             53,662              27,275             25,525             52,322
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        6               28,611              27,111             53,407              27,719             26,219             51,741
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        7               29,264              28,014             53,180              28,156             26,906             51,167
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        8               29,933              28,933             52,986              28,585             27,585             50,600
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        9               30,618              29,868             52,826              29,003             28,253             50,040
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       10               31,319              31,319             52,701              29,409             29,409             49,487
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       11               32,247              32,247             52,955              29,998             29,998             49,262
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       12               33,202              33,202             53,244              30,580             30,580             49,039
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       13               34,187              34,187             53,568              31,156             31,156             48,817
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       14               35,202              35,202             53,926              31,725             31,725             48,598
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       15               36,249              36,249             54,319              32,287             32,287             48,382
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       16               37,327              37,327             54,750              32,838             32,838             48,167
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       17               38,438              38,438             55,226              33,377             33,377             47,954
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       18               39,583              39,583             55,751              33,897             33,897             47,743
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       19               40,763              40,763             56,332              34,397             34,397             47,535
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       20               41,979              41,979             56,970              34,875             34,875             47,328
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       25               48,642              48,642             60,946              36,976             36,976             46,329
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       30               56,954              56,954             66,858              38,664             38,664             45,387
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       35               66,882              66,882             74,249              40,098             40,098             44,514
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

====================================================================================================================================


THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
================================================================================

====================================================================================================================================

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                 Modified Single Premium Variable Life Insurance
====================================================================================================================================
====================================================================================================================================
                            Illustration Assumptions:
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
 Initial Premium   Initial Face Amount    Issue Age(s)        Male/Female       Single Life/       Hypothetical       Tobacco Usage
                                                                                 Joint Life       Rate of Return     Classification
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================

     $25,000             $55,347               55                Male            Single Life            12%             No Usage
                                                                                                    (10.9% net)
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
================== --------------------------------------------------------- =======================================================
                                       Current Charges                                          Guaranteed Charges
  End of Policy
      Year
                   --------------------------------------------------------- =======================================================
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
                     Account Value        Cash Value        Death Benefit      Account Value        Cash Value        Death Benefit
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        1               27,015              24,515             58,069              26,901             24,401             57,825
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        2               29,195              26,820             60,957              28,938             26,563             60,420
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        3               31,553              29,303             64,019              31,118             28,868             63,136
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        4               34,104              32,104             67,268              33,450             31,450             65,978
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        5               36,864              35,114             70,718              35,944             34,194             68,953
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        6               39,850              38,350             74,386              38,608             37,108             72,067
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        7               43,081              41,831             78,287              41,451             40,201             75,325
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        8               46,575              45,575             82,445              44,480             43,480             78,735
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        9               50,356              49,606             86,880              47,704             46,954             82,304
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       10               54,583              54,583             91,847              51,131             51,131             86,038
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       11               59,553              59,553             97,798              55,269             55,269             90,761
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       12               64,980              64,980             104,203             59,707             59,707             95,748
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       13               70,903              70,903             111,098             64,467             64,467             101,013
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       14               77,380              77,380             118,535             69,570             69,570             106,572
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       15               84,471              84,471             126,580             75,036             75,036             112,442
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       16               92,212              92,212             135,255             80,915             80,915             118,685
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       17               100,663            100,663             144,627             87,194             87,194             125,276
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       18               109,888            109,888             154,773             93,885             93,885             132,234
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       19               119,958            119,958             165,774            101,004             101,004            139,580
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       20               130,951            130,951             177,714            108,567             108,567            147,337
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       25               203,008            203,008             254,359            154,145             154,145            193,136
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       30               314,715            314,715             369,443            215,802             215,802            253,330
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       35               487,888            487,888             541,624            299,608             299,608            332,607
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

====================================================================================================================================


THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
================================================================================

====================================================================================================================================

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                 Modified Single Premium Variable Life Insurance
====================================================================================================================================
====================================================================================================================================
                            Illustration Assumptions:
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
 Initial Premium   Initial Face Amount    Issue Age(s)        Male/Female       Single Life/       Hypothetical       Tobacco Usage
                                                                                 Joint Life       Rate of Return     Classification
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================

     $25,000             $62,362               55               Female           Single Life            0%              No Usage
                                                                                                    (-1.1% net)
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
================== --------------------------------------------------------- =======================================================
                                       Current Charges                                          Guaranteed Charges
  End of Policy
      Year
                   --------------------------------------------------------- =======================================================
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
                     Account Value        Cash Value        Death Benefit      Account Value        Cash Value        Death Benefit
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        1               24,155              21,655             58,478              24,028             21,528             58,170
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        2               23,338              20,963             54,842              23,089             20,714             54,257
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        3               22,548              20,298             51,437              22,183             19,933             50,605
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        4               21,783              19,783             48,244              21,310             19,310             47,196
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        5               21,043              19,293             45,252              20,468             18,718             44,015
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        6               20,328              18,828             42,450              19,655             18,155             41,045
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        7               19,636              18,386             39,829              18,868             17,618             38,273
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        8               18,966              17,966             37,382              18,106             17,106             35,686
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        9               18,318              17,568             35,100              17,364             16,614             33,272
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       10               17,691              17,691             32,973              16,643             16,643             31,019
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       11               17,197              17,197             31,190              16,047             16,047             29,106
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       12               16,715              16,715             29,515              15,465             15,465             27,308
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       13               16,246              16,246             27,939              14,898             14,898             25,620
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       14               15,790              15,790             26,453              14,341             14,341             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       15               15,345              15,345             25,052              13,771             13,771             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       16               14,912              14,912             25,000              13,180             13,180             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       17               14,491              14,491             25,000              12,559             12,559             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       18               14,080              14,080             25,000              11,899             11,899             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       19               13,680              13,680             25,000              11,187             11,187             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       20               13,291              13,291             25,000              10,410             10,410             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       25               11,494              11,494             25,000              4,950               4,950             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       30                9,920              9,920              25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ----------------
       35                8,543              8,543              25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ----------------

====================================================================================================================================

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
================================================================================

====================================================================================================================================

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                 Modified Single Premium Variable Life Insurance
====================================================================================================================================
====================================================================================================================================
                            Illustration Assumptions:
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
 Initial Premium   Initial Face Amount    Issue Age(s)        Male/Female       Single Life/       Hypothetical       Tobacco Usage
                                                                                 Joint Life       Rate of Return     Classification
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================

     $25,000             $62,362               55               Female           Single Life            6%              No Usage
                                                                                                    (4.9% net)
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
================== --------------------------------------------------------- =======================================================
                                       Current Charges                                          Guaranteed Charges
  End of Policy
      Year
                   --------------------------------------------------------- =======================================================
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
                     Account Value        Cash Value        Death Benefit      Account Value        Cash Value        Death Benefit
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        1               25,606              23,106             61,988              25,471             22,971             61,662
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        2               26,226              23,851             61,629              25,947             23,572             60,972
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        3               26,863              24,613             61,281              26,429             24,179             60,291
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        4               27,516              25,516             60,941              26,919             24,919             59,618
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        5               28,186              26,436             60,611              27,415             25,665             58,954
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        6               28,872              27,372             60,293              27,917             26,417             58,299
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        7               29,576              28,326             59,993              28,422             27,172             57,652
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        8               30,298              29,298             59,718              28,926             27,926             57,014
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        9               31,038              30,288             59,474              29,425             28,675             56,383
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       10               31,798              31,798             59,264              29,918             29,918             55,761
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       11               32,789              32,789             59,470              30,604             30,604             55,507
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       12               33,812              33,812             59,706              31,292             31,292             55,256
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       13               34,868              34,868             59,964              31,986             31,986             55,007
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       14               35,958              35,958             60,243              32,687             32,687             54,761
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       15               37,084              37,084             60,541              33,393             33,393             54,517
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       16               38,245              38,245             60,865              34,104             34,104             54,275
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       17               39,444              39,444             61,222              34,813             34,813             54,035
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       18               40,681              40,681             61,622              35,516             35,516             53,798
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       19               41,958              41,958             62,074              36,205             36,205             53,563
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       20               43,276              43,276             62,584              36,877             36,877             53,330
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       25               50,529              50,529             65,975              39,979             39,979             52,200
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       30               59,768              59,768             71,724              42,607             42,607             51,130
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       35               70,726              70,726             79,055              44,851             44,851             50,133
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

====================================================================================================================================

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
================================================================================

====================================================================================================================================

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                 Modified Single Premium Variable Life Insurance
====================================================================================================================================
====================================================================================================================================
                            Illustration Assumptions:
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
 Initial Premium   Initial Face Amount    Issue Age(s)        Male/Female       Single Life/       Hypothetical       Tobacco Usage
                                                                                 Joint Life       Rate of Return     Classification
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================

     $25,000             $62,362               55               Female           Single Life            12%             No Usage
                                                                                                    (10.9% net)
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
================== ---------------------------------------------------------- ======================================================
                                        Current Charges                                         Guaranteed Charges
  End of Policy
      Year
                   ---------------------------------------------------------- ======================================================
                   ------------------ ------------------- ------------------- ------------------ ------------------ ================
                     Account Value        Cash Value        Death Benefit       Account Value       Cash Value        Death Benefit
                   ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
        1               27,056              24,556              65,499             26,914             24,414             65,155
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
        2               29,283              26,908              68,812             28,971             26,596             68,078
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
        3               31,696              29,446              72,307             31,184             28,934             71,138
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
        4               34,311              32,311              75,990             33,566             31,566             74,341
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
        5               37,144              35,394              79,875             36,129             34,379             77,693
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
        6               40,213              38,713              83,977             38,884             37,384             81,201
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
        7               43,539              42,289              88,316             41,841             40,591             84,873
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
        8               47,142              46,142              92,919             45,010             44,010             88,715
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
        9               51,047              50,297              97,813             48,397             47,647             92,736
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       10               55,415              55,415             103,281             52,015             52,015             96,944
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       11               60,553              60,553             109,827             56,384             56,384             102,265
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       12               66,171              66,171             116,844             61,096             61,096             107,883
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       13               72,312              72,312             124,358             66,182             66,182             113,815
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       14               79,045              79,045             132,426             71,674             71,674             120,077
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       15               86,419              86,419             141,084             77,614             77,614             126,710
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       16               94,481              94,481             150,362             84,037             84,037             133,741
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       17               103,295            103,295             160,328             90,947             90,947             141,163
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       18               112,931            112,931             171,065             98,363             98,363             148,998
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       19               123,466            123,466             182,662             106,302            106,302            157,268
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       20               134,984            134,984             195,210             114,785            114,785            165,999
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================

------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       25               210,843            210,843             275,294             166,595            166,595            217,521
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       30               329,332            329,332             395,215             237,627            237,627            285,164
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================
       35               514,410            514,410             574,995             334,733            334,733            374,156
------------------ ------------------ ------------------- ------------------- ------------------ ------------------ ================

====================================================================================================================================

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
================================================================================

====================================================================================================================================

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                 Modified Single Premium Variable Life Insurance
====================================================================================================================================
====================================================================================================================================
                            Illustration Assumptions:
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
 Initial Premium   Initial Face Amount    Issue Age(s)        Male/Female       Single Life/       Hypothetical       Tobacco Usage
                                                                                 Joint Life       Rate of Return     Classification
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================

     $25,000             $75,421               55               Female           Joint Life             0%              No Usage
                                               55                Male                               (-1.1% net)
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
================== --------------------------------------------------------- =======================================================
                                       Current Charges                                          Guaranteed Charges
  End of Policy
      Year
                   --------------------------------------------------------- =======================================================
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
                     Account Value        Cash Value        Death Benefit      Account Value        Cash Value        Death Benefit
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        1               24,250              21,750             70,352              24,250             21,750             70,352
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        2               23,517              21,142             65,621              23,517             21,142             65,621
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        3               22,799              20,549             61,206              22,799             20,549             61,206
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        4               22,096              20,096             57,085              22,096             20,096             57,085
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        5               21,409              19,659             53,240              21,409             19,659             53,240
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        6               20,735              19,235             49,651              20,735             19,235             49,651
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        7               20,075              18,825             46,302              20,075             18,825             46,302
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        8               19,427              18,427             43,177              19,427             18,427             43,177
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        9               18,792              18,042             40,266              18,790             18,040             40,261
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       10               18,177              18,177             37,568              18,163             18,163             37,540
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       11               17,696              17,696             35,298              17,662             17,662             35,229
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       12               17,228              17,228             33,184              17,163             17,163             33,059
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       13               16,770              16,770             31,215              16,667             16,667             31,022
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       14               16,325              16,325             29,381              16,173             16,173             29,108
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       15               15,890              15,890             27,672              15,683             15,683             27,311
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       16               15,466              15,466             26,080              15,195             15,195             25,623
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       17               15,053              15,053             25,000              14,706             14,706             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       18               14,649              14,649             25,000              14,197             14,197             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       19               14,256              14,256             25,000              13,659             13,659             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       20               13,873              13,873             25,000              13,080             13,080             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       25               12,094              12,094             25,000              9,082               9,082             25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       30               10,525              10,525             25,000               284                 284              25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       35                9,141              9,141              25,000
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

====================================================================================================================================

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
================================================================================

====================================================================================================================================

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                 Modified Single Premium Variable Life Insurance
====================================================================================================================================
====================================================================================================================================
                            Illustration Assumptions:
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
 Initial Premium   Initial Face Amount    Issue Age(s)        Male/Female       Single Life/       Hypothetical       Tobacco Usage
                                                                                 Joint Life       Rate of Return     Classification
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================

     $25,000             $75,421               55               Female           Joint Life             6%              No Usage
                                               55                Male                               (4.9% net)
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
================== --------------------------------------------------------- =======================================================
                                       Current Charges                                          Guaranteed Charges
  End of Policy
      Year
                   --------------------------------------------------------- =======================================================
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
                     Account Value        Cash Value        Death Benefit      Account Value        Cash Value        Death Benefit
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        1               25,706              23,206             74,575              25,706             23,206             74,575
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        2               26,427              24,052             73,741              26,427             24,052             73,741
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        3               27,162              24,912             72,919              27,162             24,912             72,919
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        4               27,912              25,912             72,108              27,912             25,912             72,108
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        5               28,675              26,925             71,308              28,675             26,925             71,308
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        6               29,450              27,950             70,519              29,450             27,950             70,519
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        7               30,237              28,987             69,741              30,237             28,987             69,741
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        8               31,033              30,033             68,973              31,033             30,033             68,973
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        9               31,840              31,090             68,223              31,836             31,086             68,215
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       10               32,668              32,668             67,518              32,644             32,644             67,467
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       11               33,739              33,739             67,297              33,673             33,673             67,165
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       12               34,845              34,845             67,119              34,714             34,714             66,867
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       13               35,988              35,988             66,986              35,766             35,766             66,571
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       14               37,170              37,170             66,898              36,826             36,826             66,279
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       15               38,392              38,392             66,858              37,893             37,893             65,989
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       16               39,655              39,655             66,870              38,963             38,963             65,702
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       17               40,961              40,961             66,940              40,029             40,029             65,418
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       18               42,310              42,310             67,076              41,087             41,087             65,137
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       19               43,705              43,705             67,285              42,129             42,129             64,858
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       20               45,147              45,147             67,575              43,148             43,148             64,582
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       25               53,253              53,253             70,460              47,797             47,797             63,241
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       30               63,475              63,475             76,376              51,764             51,764             62,284
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       35               75,698              75,698             84,604              55,361             55,361             61,874
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

====================================================================================================================================

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
================================================================================

====================================================================================================================================

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                 Modified Single Premium Variable Life Insurance
====================================================================================================================================
====================================================================================================================================
                            Illustration Assumptions:
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
 Initial Premium   Initial Face Amount    Issue Age(s)        Male/Female       Single Life/       Hypothetical       Tobacco Usage
                                                                                 Joint Life       Rate of Return     Classification
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================

     $25,000             $75,421               55               Female           Joint Life             12%             No Usage
                                               55                Male                               (10.9% net)
------------------ -------------------- ------------------ ------------------ ------------------ ------------------ ================
================== --------------------------------------------------------- =======================================================
                                       Current Charges                                          Guaranteed Charges
  End of Policy
      Year
                   --------------------------------------------------------- =======================================================
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
                     Account Value        Cash Value        Death Benefit      Account Value        Cash Value        Death Benefit
                   ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        1               27,162              24,662             78,799              27,162             24,662             78,799
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        2               29,507              27,132             82,335              29,507             27,132             82,335
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        3               32,049              29,799             86,038              32,049             29,799             86,038
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        4               34,804              32,804             89,914              34,804             32,804             89,914
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        5               37,788              36,038             93,972              37,788             36,038             93,972
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        6               41,018              39,518             98,219              41,018             39,518             98,219
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        7               44,511              43,261             102,664             44,511             43,261             102,664
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        8               48,284              47,284             107,316             48,284             47,284             107,316
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
        9               52,363              51,613             112,198             52,357             51,607             112,185
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       10               56,930              56,930             117,662             56,887             56,887             117,573
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       11               62,303              62,303             124,274             62,182             62,182             124,031
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       12               68,187              68,187             131,343             67,931             67,931             130,850
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       13               74,629              74,629             138,907             74,168             74,168             138,049
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       14               81,711              81,711             147,060             80,953             80,953             145,696
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       15               89,468              89,468             155,804             88,304             88,304             153,777
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       16               97,962              97,962             165,192             96,251             96,251             162,307
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       17               107,262            107,262             175,293            104,825             104,825            171,310
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       18               117,445            117,445             186,189            114,054             114,054            180,813
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       19               128,594            128,594             197,974            123,964             123,964            190,845
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       20               140,803            140,803             210,747            134,580             134,580            201,433
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       25               221,591            221,591             293,193            199,457             199,457            263,906
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       30               348,735            348,735             419,612            287,485             287,485            345,914
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================
       35               548,830            548,830             613,395            406,061             406,061            453,830
------------------ ------------------ ------------------- ------------------ ------------------- ------------------ ================

====================================================================================================================================

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
================================================================================









                                   APPENDIX B
             HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

                                   APPENDIX B
             Hypothetical Illustration of Accelerated Death Benefit


The following are hypothetical illustrations of the impact of payments made to the Insured under the accelerated death benefit provision of the Policy. The first hypothetical illustration assumes the Insured is a female, age 45 as of the Policy Date. The second hypothetical illustration assumes the Insured is a male, age 65 as of the Policy Date. The following other assumptions apply to both hypothetical illustrations:

         1.        The Premium paid was $20,000.
         2. The Accelerated Death Benefit provision is exercised as of the 10th Policy Anniversary.
         3. The investment options in which Account Value was allocated have grown at a hypothetical average annual net rate of return of 8% since the Issue Date.
         4. There have been no loans or loan repayments. 5. No amounts have been withdrawn.
         6. 50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.
         7. The 12 month interest rate discount used in the calculation of the benefit assumes interest at 6% per year, compounded yearly.

The following are various policy values immediate before and after the accelerated death benefit is paid:

                                                                  ------------------------- -------------------------
                                                                       Female Age 45              Male Age 65
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Account Value Before the Accelerated Death Benefit             $34,224                   $33,708
           is Paid
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Cash Value Before the Accelerated Death Benefit is             $34,224                   $33,708
           Paid
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Maximum Amount Available For a Loan Before the                 $30,802                   $30,337
           Accelerated Death Benefit is Paid
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Death Benefit Before the Accelerated Death Benefit             $85,371                   $45,746
           is Paid
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Guaranteed Minimum Death Benefit Before the                    $34,224                   $33,708
           Accelerated Death Benefit is Paid
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Amount Paid as the Accelerated  Death Benefit                  $20,135                   $10,789
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Account Value After the Accelerated Death Benefit is           $25,668                   $25,281
           Paid
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Cash Value After the Accelerated Death Benefit is              $25,668                   $25,281
           Paid
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Maximum Amount Available For a Loan After the                  $23,101                   $22,753
           Accelerated Death Benefit is Paid
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Death Benefit After the Accelerated Death Benefit is           $64,028                   $34,310
           Paid
           ------------------------------------------------------ ------------------------- -------------------------
           ------------------------------------------------------ ------------------------- -------------------------
           Guaranteed Minimum Death Benefit After the                     $25,668                   $25,281
           Accelerated Death Benefit is Paid
           ------------------------------------------------------ ------------------------- -------------------------

                                   APPENDIX C
       NET SINGLE PREMIUM FACTORS FOR DETERMINING REQUIRED DEATH BENEFITS


         ===================================================================================================================
                                   APPENDIX C
                              Net Single Premium Factors for Determination of Required Death Benefits

         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
                           Male              Male            Female           Female           Unisex           Unisex
          Attained    No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
             Age
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             20           .145794          .179648           .128227          .145820          .142549          .173641
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             21           .150168          .184901           .132462          .150638          .146904          .178832
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             22           .154741          .190376           .136853          .155637          .151450          .184239
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             23           .159531          .196117           .141415          .160816          .156205          .189896
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             24           .164555          .202134           .146147          .166184          .161181          .195813
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             25           .169822          .208454           .151056          .171748          .166388          .202013
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             26           .175351          .215097           .156150          .177516          .171842          .208514
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             27           .181135          .222053           .161428          .183482          .177537          .215307
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             28           .187175          .229318           .166906          .189661          .183478          .222391
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             29           .193474          .236889           .172585          .196055          .189667          .229765
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             30           .200035          .244756           .178464          .202666          .196106          .237421
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             31           .206860          .252916           .184560          .209495          .202801          .245356
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             32           .213944          .261368           .190875          .216560          .209747          .253574
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             33           .221291          .270109           .197419          .223864          .216949          .262073
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             34           .228895          .279132           .204192          .231403          .224405          .270846
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             35           .236761          .288437           .211198          .239179          .232117          .279893
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             36           .244894          .298015           .218438          .247196          .240090          .289210
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             37           .253298          .307862           .225900          .255421          .248325          .298784
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             38           .261963          .317956           .233579          .263842          .256812          .308598
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             39           .270894          .328294           .241477          .272450          .265558          .318646
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             40           .280099          .338865           .249599          .281240          .274569          .328918
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             41           .289568          .349652           .257933          .290189          .283834          .339398
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             42           .299311          .360652           .266484          .299295          .293363          .350082
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             43           .309334          .371859           .275263          .308570          .303162          .360967
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             44           .319639          .383267           .284285          .318028          .313237          .372051
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             45           .330230          .394864           .293562          .327683          .323592          .383327
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             46           .341103          .406652           .303095          .337537          .334226          .394797
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             47           .352264          .418644           .312891          .347598          .345142          .406472
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             48           .363716          .430831           .322953          .357876          .356347          .418348
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             49           .375463          .443211           .333288          .368370          .367842          .430422
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             50           .387504          .455776           .343896          .379072          .379628          .442686
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             51           .399832          .468510           .354772          .389982          .391698          .455126
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             52           .412433          .481383           .365917          .401101          .404041          .467718
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             53           .425290          .494362           .377317          .412407          .416640          .480431
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             54           .438381          .507408           .388968          .423887          .429477          .493230
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             55           .451696          .520502           .400884          .435558          .442546          .506102
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             56           .465218          .533636           .413071          .447432          .455834          .519042
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             57           .478941          .546812           .425551          .459541          .469340          .532055
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             58           .492871          .560033           .438358          .471935          .483076          .545154
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             59           .506993          .573308           .451517          .484649          .497033          .558352
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             60           .521284          .586632           .465025          .497695          .511192          .571645
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             61           .535723          .599969           .478863          .511045          .525531          .584998
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             62           .550287          .613272           .492991          .524640          .540024          .598361
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             63           .564927          .626483           .507352          .538390          .554621          .611671
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             64           .579602          .639551           .521878          .552212          .569276          .624871
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             65           .594281          .652440           .536544          .566075          .583957          .637926
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             66           .608944          .665153           .551348          .579988          .598650          .650837
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             67           .623584          .677704           .566315          .593989          .613350          .663624
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             68           .638205          .690127           .581486          .608159          .628069          .676329
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             69           .652797          .702445           .596895          .622553          .642805          .688977
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             70           .667333          .714642           .612535          .637176          .657534          .701560
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================


         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
                           Male              Male            Female           Female           Unisex           Unisex
          Attained    No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
             Age
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             71           .681762          .726681           .628356          .651974          .672204          .714037
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             72           .696014          .738497           .644271          .666812          .686743          .726330
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             73           .709994          .750004           .660165          .681560          .701053          .738348
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             74           .723624          .761135           .675927          .696097          .715050          .750016
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             75           .736865          .771831           .691482          .710345          .728690          .761272
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             76           .749724          .782071           .706791          .724284          .741970          .772096
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             77           .762229          .791908           .721863          .737937          .754918          .782539
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             78           .774433          .801434           .736726          .751362          .767581          .792686
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             79           .786390          .810733           .751401          .764609          .780008          .802620
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             80           .798116          .819847           .765881          .777687          .792212          .812375
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             81           .809588          .828771           .780117          .790566          .804165          .821946
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             82           .820755          .837465           .794038          .803191          .815814          .831289
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             83           .831544          .845863           .807562          .815500          .827084          .840341
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             84           .841909          .853936           .820645          .827387          .837930          .849062
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             85           .851863          .861731           .833298          .838880          .848366          .857494
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             86           .861489          .869377           .845592          .850070          .858473          .865761
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             87           .870930          .877089           .857651          .861099          .868391          .874063
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             88           .880405          .885052           .869655          .872184          .878334          .882592
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             89           .890224          .893507           .881864          .883606          .888601          .891595
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             90           .900787          .902897           .894634          .895774          .899583          .901508
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             91           .912663          .913849           .908493          .909137          .911841          .912922
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             92           .926694          .927262           .924224          .924501          .926204          .926715
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             93           .944200          .944411           .943053          .943115          .943971          .944152
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             94           .967326          .967355           .967034          .967034          .967267          .967290
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================



--------------------------------------------------------------------------------
The Required Death Benefit is determined by treating the Account Value as if it were a net single premium. We determine the Required Death Benefit by dividing the Account Value by factors that are determined as of the Policy Date. These factors vary by the attained Age, gender (where permitted) and risk class of the Insured. Factors for joint life cases depend upon an actuarial derivation of the applicable rate for both Insureds.
--------------------------------------------------------------------------------

                                   APPENDIX D
              GUARANTEED MONTHLY MAXIMUM COST OF INSURANCE CHARGES
                       PER THOUSAND OF NET AMOUNT AT RISK


         ===================================================================================================================
                                   APPENDIX D
                       Guaranteed Monthly Maximum Cost of Insurance Charges Per $1,000 of Net Amount at Risk
         ===================================================================================================================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
                           Male              Male            Female           Female           Unisex           Unisex
          Attained    No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
             Age
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             20           0.1401            0.1935           0.0842           0.0976           0.1289           0.1743
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             21           0.1384            0.1935           0.0859           0.0992           0.1279           0.1747
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             22           0.1359            0.1902           0.0867           0.1017           0.1261           0.1725
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             23           0.1326            0.1869           0.0884           0.1042           0.1238           0.1703
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             24           0.1293            0.1818           0.0900           0.1067           0.1214           0.1668
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             25           0.1251            0.1760           0.0917           0.1092           0.1184           0.1626
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             26           0.1226            0.1727           0.0942           0.1134           0.1169           0.1608
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             27           0.1209            0.1710           0.0959           0.1167           0.1159           0.1601
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             28           0.1201            0.1710           0.0984           0.1209           0.1157           0.1610
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             29           0.1201            0.1735           0.1017           0.1259           0.1164           0.1640
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             30           0.1209            0.1777           0.1042           0.1318           0.1176           0.1685
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             31           0.1234            0.1835           0.1076           0.1368           0.1202           0.1742
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             32           0.1268            0.1910           0.1109           0.1426           0.1236           0.1813
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             33           0.1318            0.2011           0.1151           0.1501           0.1284           0.1909
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             34           0.1376            0.2127           0.1201           0.1585           0.1341           0.2019
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             35           0.1443            0.2269           0.1259           0.1677           0.1406           0.2151
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             36           0.1518            0.2437           0.1343           0.1818           0.1483           0.2313
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             37           0.1618            0.2646           0.1443           0.1986           0.1583           0.2513
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             38           0.1727            0.2880           0.1551           0.2178           0.1692           0.2739
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             39           0.1844            0.3147           0.1668           0.2386           0.1808           0.2995
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             40           0.1986            0.3457           0.1810           0.2637           0.1950           0.3293
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             41           0.2136            0.3791           0.1960           0.2905           0.2101           0.3614
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             42           0.2295            0.4160           0.2111           0.3172           0.2258           0.3962
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             43           0.2470            0.4561           0.2261           0.3440           0.2428           0.4337
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             44           0.2662            0.5005           0.2412           0.3708           0.2612           0.4746
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             45           0.2880            0.5475           0.2579           0.3992           0.2819           0.5178
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             46           0.3114            0.5961           0.2754           0.4285           0.3042           0.5626
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             47           0.3365            0.6490           0.2946           0.4587           0.3281           0.6109
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             48           0.3641            0.7061           0.3147           0.4913           0.3542           0.6631
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             49           0.3942            0.7682           0.3373           0.5274           0.3828           0.7200
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             50           0.4285            0.8372           0.3624           0.5659           0.4153           0.7829
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             51           0.4679            0.9154           0.3900           0.6070           0.4523           0.8537
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             52           0.5131            1.0039           0.4218           0.6540           0.4948           0.9338
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             53           0.5651            1.1042           0.4570           0.7061           0.5435           1.0244
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             54           0.6230            1.2139           0.4930           0.7590           0.5970           1.1227
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             55           0.6876            1.3314           0.5316           0.8136           0.6564           1.2276
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             56           0.7582            1.4558           0.5701           0.8675           0.7205           1.3378
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             57           0.8330            1.5871           0.6079           0.9180           0.7879           1.4529
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             58           0.9163            1.7254           0.6456           0.9676           0.8621           1.5734
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             59           1.0098            1.8742           0.6884           1.0207           0.9454           1.7029
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             60           1.1143            2.0402           0.7388           1.0839           1.0391           1.8482
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             61           1.2308            2.2279           0.8010           1.1632           1.1447           2.0140
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             62           1.3652            2.4400           0.8784           1.2654           1.2676           2.2039
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             63           1.5176            2.6774           0.9735           1.3897           1.4085           2.4184
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             64           1.6872            2.9378           1.0806           1.5286           1.5656           2.6542
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             65           1.8733            3.2146           1.1962           1.6754           1.7375           2.9046
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             66           2.0752            3.5051           1.3162           1.8249           1.9229           3.1666
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             67           2.2920            3.8070           1.4388           1.9695           2.1207           3.4365
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             68           2.5282            4.1248           1.5659           2.1161           2.3349           3.7195
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             69           2.7908            4.4708           1.7076           2.2758           2.5731           4.0275
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             70           3.0886            4.8542           1.8742           2.4648           2.8444           4.3712
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================


         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
                           Male              Male            Female           Female           Unisex           Unisex
          Attained    No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
             Age
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             71           3.4298            5.2869           2.0777           2.7049           3.1578           4.7646
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             72           3.8253            5.7785           2.3279           2.9998           3.5238           5.2159
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             73           4.2749            6.3264           2.6285           3.3519           3.9432           5.7236
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             74           4.7716            6.9307           2.9757           3.7549           4.4096           6.2865
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             75           5.3054            7.5807           3.3649           4.1972           4.9140           6.8938
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             76           5.8727            8.2501           3.7879           4.6698           5.4519           7.5226
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             77           6.4695            8.9272           4.2435           5.1659           6.0199           8.1623
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             78           7.1000            9.6169           4.7391           5.6933           6.6228           8.8184
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             79           7.7848           10.3436           5.2913           6.2710           7.2806           9.5142
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             80           8.5472           11.1328           5.9234           6.9226           8.0163           10.2749
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             81           9.4095           12.0089           6.6558           7.6677           8.8520           11.1238
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             82           10.3922          12.9898           7.5074           8.5225           9.8078           12.0784
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             83           11.4945          14.0624           8.4777           9.5196           10.8830          13.1353
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             84           12.6988          15.1933           9.5594           10.6131          12.0621          14.2583
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             85           13.9806          16.3456           10.7444          11.7893          13.3240          15.4156
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             86           15.3265          17.4918           12.0280          13.0418          14.6570          16.5839
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             87           16.7180          18.6836           13.4123          14.3609          16.0470          17.8021
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             88           18.1509          19.9424           14.9028          15.7562          17.4918          19.0893
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             89           19.6476          21.2120           16.5166          17.2301          19.0125          20.4012
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             90           21.2331          22.5117           18.2733          18.8930          20.6332          21.7761
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             91           22.9495          23.8839           20.2227          20.7186          22.3974          23.2417
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             92           24.8700          25.5022           22.4528          22.7883          24.3813          24.9527
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             93           27.2013          27.6222           25.1486          25.2821          26.7869          27.1492
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================
             94           30.4289          30.5976           28.7360          28.7360          30.0877          30.2221
         ------------ ---------------- ----------------- ---------------- ---------------- ---------------- ================




--------------------------------------------------------------------------------
The guaranteed maximum cost of insurance charge depends on the risk class of the Insured(s). We base the guaranteed maximum charges on the sex distinct 1980 Commissioners Standard Ordinary Ultimate Mortality Table, age last birthday unless unisex rates apply. The amounts shown are per $1,000 amount at risk. Cost of insurance charges for joint life cases depend upon an actuarial derivation of the applicable rate for both insureds. Guaranteed maximum cost of insurance charges for specific proposed joint insureds are available upon request.
--------------------------------------------------------------------------------

                                   APPENDIX E
                        Executive Officers and Directors



Our executive officers, directors and certain significant employees, their ages, positions with us and principal occupations are indicated below. The immediately preceding work experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation

Gordon C. Boronow*                                            Deputy Chief Executive                          Deputy Chief Executive
45                                                            Officer and President                           Officer and President:
                                                              Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Nancy F. Brunetti                                             Director (since February, 1996)          Executive Vice President and
36                                                                                                          Chief Operating Officer:
                                                                                                       American Skandia Information
                                                                                                 Services and Technology Corporation

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
42                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Jan R. Carendi*                                               Chief Executive                    Senior Executive Vice President and
53                                                            Officer and                      Member of Executive Management Group:
                                                              Chairman of the                         Skandia Insurance Company Ltd.
                                                              Board of Directors
                                                              Director (since May, 1988)

Lincoln R. Collins                                            Executive Vice President and                 Executive Vice President
37                                                            Chief Operating Officer                   and Chief Operating Officer:
                                                              Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Henrik Danckwardt                                             Director (since July, 1991)                        Director of Finance
44                                                                                                               and Administration,
                                                                                                             Assurance and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Wade A. Dokken                                                Director (since July, 1991)                       President and Deputy
38                                                                                                          Chief Executive Officer:
                                                                                            American Skandia Marketing, Incorporated

Brian L. Hirst                                                Vice President,                                        Vice President,
50                                                            Corporate Actuary                                   Corporate Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Hirst joined us in 1996. He previously  held the positions of Vice  President  from 1993 to 1996 and Second Vice  President from
1987 to 1992 at Allmerica Financial.

N. David Kuperstock                                           Vice President,                                        Vice President,
46                                                            Product Development                               Product Development:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
45                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
43                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Vice President,                                        Vice President,
36                                                            Controller                                                 Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

     Mr. Monroe joined us in 1996.  He  previously  held  positions of Assistant
Vice President and Director at Allmerica  Financial  from August,  1994 to July,
1996 and Senior Manager at KPMG Peat Marwick from July, 1983 to July, 1994.

Rodney D. Runestad                                            Vice President                                         Vice President:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Anders O. Soderstrom                                          Executive Vice President and                             President and
38                                                            Chief Information Officer                   Chief Information Officer:
                                                              Director (since September, 1994)          American Skandia Information
                                                                                                 Services and Technology Corporation

Amanda C. Sutyak                                              Executive Vice President                                Vice President
40                                                            Director (since July, 1991)                           American Skandia
                                                                                                             Marketing, Incorporated

C. Ake Svensson                                               Treasurer,                                   Vice President, Corporate
47                                                            Director (since December, 1994)              Controller and Treasurer:
                                                                                                         American Skandia Investment
                                                                                                                 Holding Corporation

    Mr. Svensson joined us in 1994.  He previously held the position of Senior Vice President with Nordenbanken.

Bayard F. Tracy                                               Director (since September, 1994)                Senior Vice President,
50                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Jeffrey M. Ulness                                             Vice President,                                        Vice President,
37                                                            Product Management                                 Product Management:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

    Mr. Ulness joined us in 1994. He previously held the positions of Counsel at North American Security Life Insurance Company from March, 1991 to July, 1994 and Associate at LeBoeuf, Lamb, Leiby, Green and MacRae from January, 1990 to
March 1991.

--------
* Trustees of American  Skandia  Trust,  one of the  underlying  mutual funds in which the Sub-accounts offered pursuant to this Prospectus invest.

                                   APPENDIX F
                              FINANCIAL STATEMENTS





                                   APPENDIX F
      FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION


INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and Shareholder of
   American Skandia Life Assurance Corporation
Shelton, Connecticut


We have audited the consolidated statement of financial condition of American Skandia Life Assurance Corporation (the "Company" which is a wholly-owned subsidiary of Skandia Insurance Company Ltd.) as of December 31, 1997, and the related consolidated statements of operations, shareholder's equity, and cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Skandia Life Assurance Corporation at December 31, 1997, and the results of its operations and its cash flows for the year then ended in conformity with generally accepted accounting principles.


/s/Ernst & Young LLP
--------------------
Hartford, Connecticut


February 20, 1998

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of
   American Skandia Life Assurance Corporation
Shelton, Connecticut


We have audited the accompanying consolidated statement of financial condition of American Skandia Life Assurance Corporation and subsidiary (a wholly-owned subsidiary of Skandia Insurance Company Ltd.) as of December 31, 1996, and the related consolidated statements of operations, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of American Skandia Life Assurance Corporation and subsidiary as of December 31, 1996, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.


/s/Deloitte & Touche LLP
------------------------
New York, New York


March 10, 1997

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                       AS OF DECEMBER 31,
                                                       1997             1996
                                                ---------------   --------------

ASSETS

Investments:
   Fixed maturities - at amortized cost         $     9,366,671   $   10,090,369
   Fixed maturities - at fair value                 108,323,668       87,369,724
   Investment in mutual funds - at fair value         6,710,851        2,637,731
   Policy loans                                         687,267          159,482
                                                ---------------   --------------
Total investments                                   125,088,457      100,257,306

Cash and cash equivalents                            81,974,204       45,332,131
Accrued investment income                             2,441,671        1,958,546
Fixed assets                                            356,153          229,780
Deferred acquisition costs                          628,051,995      438,640,918
Reinsurance receivable                                3,120,221        2,167,818
Receivable from affiliates                            1,910,895          691,532
Income tax receivable - current                       1,047,493            -
Income tax receivable - deferred                     26,174,369       17,217,582
State insurance licenses                              4,562,500        4,712,500
Other assets                                          2,524,581        2,047,689
Separate account assets                          12,095,163,569    7,734,439,793
                                                ---------------   --------------

                    Total Assets                $12,972,416,108   $8,347,695,595
                                                ===============   ==============

LIABILITIES AND SHAREHOLDER'S EQUITY

LIABILITIES:
Reserve for future contractowner benefits       $    43,204,443   $   36,245,936
Policy reserves                                      24,414,999       21,238,749
Income tax payable                                       -             1,124,151
Drafts outstanding                                   19,277,706       13,032,719
Accounts payable and accrued expenses                71,190,019       65,471,294
Payable to affiliates                                   584,283          685,724
Future fees payable to parent                       233,033,818       47,111,936
Payable to reinsurer                                 78,126,227       79,000,262
Short-term borrowing                                 10,000,000       10,000,000
Surplus notes                                       213,000,000      213,000,000
Separate account liabilities                     12,095,163,569    7,734,439,793
                                                ---------------   --------------

   Total Liabilities                             12,787,995,064    8,221,350,564
                                                ---------------   --------------

SHAREHOLDER'S EQUITY:
Common stock, $80 par, 25,000 shares
  authorized, issued and outstanding                  2,000,000        2,000,000
Additional paid-in capital                          151,527,229      122,250,117
Unrealized investment gains and losses, net             954,069         (319,631)
Foreign currency translation, net                      (286,038)        (263,706)
Retained earnings                                    30,225,784        2,678,251
                                                ---------------   --------------

   Total Shareholder's Equity                       184,421,044      126,345,031
                                                ---------------   --------------

   Total Liabilities and Shareholder's Equity   $12,972,416,108   $8,347,695,595
                                                ===============   ==============

                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS



                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                               1997          1996          1995
                                                           ------------  ------------   -----------
REVENUES:

Annuity charges and fees                                   $121,157,846   $69,779,522   $38,837,358
Fee income                                                   27,587,231    16,419,690     6,205,719
Net investment income                                         8,181,073     1,585,819     1,600,674
Annuity premium income                                          920,042       125,000         -
Net realized capital gains                                       87,103       134,463        36,774
Other                                                            80,999         5,640         8,750
                                                           ------------   -----------   -----------

     Total Revenues                                         158,014,294    88,050,134    46,689,275
                                                           ------------   -----------   -----------


BENEFITS AND EXPENSES:

Benefits:
  Annuity benefits                                            2,033,275       613,594       555,421
  Increase/(decrease) in annuity policy reserves                 37,270       634,540    (6,778,756)
  Cost of minimum death benefit reinsurance                   4,544,697     2,866,835     2,056,606
  Return credited to contractowners                          (2,018,635)      672,635    10,612,858
                                                           ------------   -----------   -----------

                                                              4,596,607     4,787,604     6,446,129
                                                           ------------   -----------   -----------

Expenses:
  Underwriting, acquisition and other insurance expenses     90,346,952    49,737,147    35,764,392
  Amortization of state insurance licenses                      150,000       150,000       150,000
  Interest expense                                           24,895,456    10,790,716     6,499,414
                                                           ------------   -----------   -----------

                                                            115,392,408    60,677,863    42,413,806
                                                           ------------   -----------   -----------

     Total Benefits and Expenses                            119,989,015    65,465,467    48,859,935
                                                           ------------   -----------   -----------

Income (loss) from operations
     before income taxes                                     38,025,279    22,584,667    (2,170,660)

     Income tax expense (benefit)                            10,477,746    (4,038,357)      397,360
                                                           ------------   -----------   -----------

Net income (loss)                                          $ 27,547,533   $26,623,024   $(2,568,020)
                                                           ============   ===========   ===========



                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
         (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY




                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                                1997           1996           1995
                                                            ------------   ------------   ------------

Common stock, balance at beginning and end of year          $  2,000,000   $  2,000,000   $  2,000,000
                                                            ------------   ------------   ------------

Additional paid-in capital:
  Balance at beginning of year                               122,250,117     81,874,666     71,623,932
  Additional contributions                                    29,277,112     40,375,451     10,250,734
                                                            ------------   ------------   ------------

  Balance at end of year                                     151,527,229    122,250,117     81,874,666
                                                            ------------   ------------   ------------

Unrealized investment gains and losses:
  Balance at beginning of year                                  (319,631)       111,359        (41,655)
  Change in unrealized investment gains and losses, net        1,273,700       (430,990)       153,014
                                                            ------------   ------------   ------------

  Balance at end of year                                         954,069       (319,631)       111,359
                                                            ------------   ------------   ------------

Foreign currency translation:
  Balance at beginning of year                                  (263,706)      (328,252)         -
  Change in foreign currency translation, net                    (22,332)        64,546       (328,252)
                                                            ------------   ------------   ------------

  Balance at end of year                                        (286,038)      (263,706)      (328,252)
                                                            ------------   ------------   ------------

Retained earnings (deficit):
  Balance at beginning of year                                 2,678,251    (23,944,773)   (21,376,753)
  Net income (loss)                                           27,547,533     26,623,024     (2,568,020)
                                                            ------------   ------------   ------------

  Balance at end of year                                      30,225,784      2,678,251    (23,944,773)
                                                            ------------   ------------   ------------


      Total Shareholder's Equity                            $184,421,044   $126,345,031   $ 59,713,000
                                                            ============   ============   ============

                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
          (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS




                                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                                          1997               1996              1995
                                                                   ---------------    ---------------    --------------
CASH FLOW FROM OPERATING ACTIVITIES:

  Net income/(loss)                                                $    27,547,533         26,623,024        (2,568,020)
  Adjustments to reconcile net income/(loss) to net cash
    used in operating activities:
      Increase/(decrease) in policy reserves                             3,176,250          1,852,259        (4,667,765)
      Amortization of bond discount                                         72,986             27,340            23,449
      Amortization of insurance licenses                                   150,000            150,000           150,000
      Change in receivable from/payable to affiliates                   (1,320,804)           540,484          (347,884)
      Change in income tax receivable/payable                           (2,171,644)         1,688,001          (600,849)
      Increase in other assets                                            (603,265)          (661,084)         (372,120)
      Increase in accrued investment income                               (483,125)        (1,764,472)          (20,420)
      Increase in reinsurance receivable                                  (952,403)          (179,776)       (1,988,042)
      Increase in deferred acquisition costs, net                     (189,411,077)      (168,418,535)      (96,212,774)
      Increase in income tax receivable - deferred                      (9,630,603)       (16,903,477)            -
      Increase in accounts payable and accrued expenses                  5,718,725         32,322,727           945,483
      Increase in drafts outstanding                                     6,244,987         13,032,719             -
      Change in foreign currency translation, net                          (34,356)           (77,450)         (328,252)
      Realized gain on sale of investments                                 (87,103)          (134,463)          (36,774)
                                                                   ---------------    ---------------    --------------

  Net cash used in operating activities                               (161,783,899)      (111,902,703)     (106,023,968)
                                                                   ---------------    ---------------    --------------

CASH FLOW FROM INVESTING ACTIVITIES:

  Purchase of fixed maturity investments                               (28,905,493)       (96,812,903)          (614,289)
  Proceeds from sale and maturity of fixed maturity investments         10,755,550          8,947,390            100,000
  Purchase of shares in mutual funds                                    (5,595,342)        (2,160,347)        (1,566,194)
  Proceeds from sale of shares in mutual funds                           1,415,576          1,273,640            867,744
  Increase in policy loans                                                (527,785)          (104,427)           (37,807)
  Change in investments of separate account assets                  (3,691,031,470)    (2,789,361,685)    (1,609,415,439)
                                                                   ---------------    ---------------    ---------------

  Net cash used in investing activities                             (3,713,888,964)    (2,878,218,332)    (1,610,665,985)
                                                                   ---------------    ---------------    ---------------

CASH FLOW FROM FINANCING ACTIVITIES:

  Capital contributions from parent                                     29,277,112         40,375,451         10,250,734
  Surplus notes                                                             -             110,000,000         34,000,000
  Increase in future fees payable to parent                            185,921,882         47,111,936             -
  Increase/(decrease) in payable to reinsurer                             (874,035)        14,004,792         24,890,064
  Proceeds from annuity sales                                        3,697,989,977      2,795,114,603      1,628,486,076
                                                                   ---------------    ---------------    ---------------

  Net cash provided by financing activities                          3,912,314,936      3,006,606,782      1,697,626,874
                                                                   ---------------    ---------------    ---------------

Net increase/(decrease) in cash and cash equivalents                    36,642,073         16,485,747        (19,063,079)
                                                                   ---------------    ---------------    ---------------

Cash and cash equivalents at beginning of year                          45,332,131         28,846,384         47,909,463
                                                                   ---------------    ---------------    ---------------

Cash and cash equivalents at end of year                           $    81,974,204         45,332,131         28,846,384
                                                                   ===============    ===============    ===============

SUPPLEMENTAL CASH FLOW DISCLOSURE:
  Income taxes paid                                                $    22,307,992         11,177,120            995,496
                                                                   ===============    ===============    ===============

  Interest paid                                                    $    16,915,835          7,094,767            540,319
                                                                   ===============    ===============    ===============

                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
          (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                   Notes to Consolidated Financial Statements
                                December 31, 1997


1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance Corporation (the "Company") is a wholly-owned subsidiary of American Skandia Investment Holding Corporation (the "Parent"); whose ultimate parent is Skandia Insurance Company Ltd., a Swedish corporation.

         The Company develops annuity products and issues its products through its affiliated broker/dealer company, American Skandia Marketing, Incorporated. The Company currently issues variable, fixed, market value adjusted and immediate annuities.

         The Company has 99.9% ownership in Skandia Vida, S.A. de C.V. which is a life insurance company domiciled in Mexico. This Mexican life insurer is a start up company with expectations of selling long term savings products within Mexico. Total shareholder's equity of Skandia Vida, S.A. de C.V. is $1,509,146 as of December 31, 1997.


2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.  Basis of Reporting

             The  accompanying   consolidated  financial  statements  have  been
             prepared  in  conformity   with   generally   accepted   accounting
             principles. Intercompany transactions and balances have been eliminated in consolidation.

             Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.  New Accounting Pronouncements

             In June 1997, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 130, "Reporting Comprehensive Income", which is effective for fiscal years beginning after December 15, 1997. SFAS 130 sets standards for the reporting and display of comprehensive income and its components in financial statements. Application of the new rules will not impact the Company's financial position or net income. The Company expects to adopt this pronouncement in the first quarter of 1998, which will include the presentation of comprehensive income for prior periods presented for comparative purposes, as required by SFAS 130. The primary element of comprehensive income applicable to the Company is changes in unrealized gains and losses on securities classified as available for sale.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         C.  Investments

             The Company has classified its fixed maturity investments as either held-to-maturity or available-for-sale. Investments classified as held-to-maturity are investments that the Company has the ability and intent to hold to maturity. Such investments are carried at amortized cost. Those investments which are classified as available-for-sale are carried at fair value and changes in unrealized gains and losses are reported as a component of shareholder's equity.

             The Company has classified its mutual fund investments as available-for-sale. Such investments are carried at fair value and changes in unrealized gains and losses are reported as a component of shareholder's equity.

             Policy loans are carried at their unpaid principal balances.

             Realized gains and losses on disposal of investments are determined by the specific identification method and are included in revenues.

         D.  Cash Equivalents

             The Company considers all highly liquid time deposits, commercial paper and money market mutual funds purchased with a maturity of three months or less to be cash equivalents.

         E.  State Insurance Licenses

             Licenses to do business in all states have been capitalized and reflected at the purchase price of $6 million less accumulated amortization. The cost of the licenses is being amortized over 40 years.

         F.  Fixed Assets

             Fixed assets consisting of furniture, equipment and leasehold improvements are carried at cost and depreciated on a straight line basis over a period of three to five years. Accumulated depreciation amounted to $95,823 and $32,641 at December 31, 1997 and 1996, respectively. Depreciation expense for the years ended December 31, 1997 and 1996 was $63,182 and $28,892, respectively.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         G.  Recognition of Revenue and Contract Benefits

             Annuity contracts without significant mortality risk, as defined by SFAS 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts", are classified as investment contracts (variable, market value adjusted and certain immediate annuities) and those with mortality risk (immediate annuities) as insurance products. The policy for revenue and contract benefit recognition is described below.

             Revenues for variable annuity contracts consist of charges against contractowner account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Benefit reserves for variable annuity contracts represent the account value of the contracts and are included in the separate account liabilities.

             Revenues for market value adjusted annuity contracts consist of separate account investment income reduced by benefit payments and changes in reserves in support of contractowner obligations, all of which is included in return credited to contractowners. Benefit reserves for these contracts represent the account value of the contracts, and are included in the general account liability for future contractowner benefits to the extent in excess of the separate account liabilities.

             Revenues for immediate annuity contracts without life contingencies consist of net investment income. Revenues for immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on the Society of Actuaries 1983 Table-a with assumed interest rates that vary by issue year. Assumed interest rates ranged from 6.5% to 8.25% at both December 31, 1997 and 1996.

             Annuity    sales   were    $3,697,990,000,    $2,795,114,000    and
             $1,628,486,000 for the years ended December 31, 1997, 1996 and 1995, respectively. Annuity contract assets under management were $12,119,191,000, $7,764,891,000 and $4,704,044,000 at December 31,
             1997, 1996 and 1995, respectively.

         H.  Deferred Acquisition Costs

             The costs of acquiring new business, which vary with and are primarily related to the production of new business, are being deferred. These costs include commissions, cost of contract issuance, and certain selling expenses that vary with production. These costs are being amortized generally in proportion to expected gross profits from surrender charges, policy and asset based fees and mortality and expense margins. This amortization is adjusted retrospectively and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


             Details of the deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                                                         1997            1996             1995
                                                         ----            ----             ----

              Balance at beginning of year          $438,640,918     $270,222,383     $174,009,609

              Acquisition costs deferred
                during the year                      262,257,543      190,995,588      106,063,698

              Acquisition costs amortized
                during the year                       72,846,466       22,577,053        9,850,924
                                                    ------------     ------------     ------------

              Balance at end of year                $628,051,995     $438,640,918     $270,222,383
                                                    ============     ============     ============


         I.   Separate Accounts

              Assets and liabilities in Separate Accounts are shown as separate captions in the consolidated statements of financial condition. Separate Account assets consist principally of long term bonds, investments in mutual funds and short-term securities, all of which are carried at fair value.

              Included in Separate Account liabilities are $773,066,633 and $644,233,883 at December 31, 1997 and 1996, respectively, relating to annuity contracts for which the contractholder is guaranteed a fixed rate of return. Separate Account assets of $773,066,633 and $644,233,883 at December 31, 1997 and 1996, respectively, consisting of long term bonds, short term securities, transfers due from general account and cash are held in support of these annuity contracts, pursuant to state regulation.

         J.   Fair Values of Financial Instruments

              The methods and assumptions used to determine the fair value of financial instruments are as follows:

              Fair values of fixed maturities with active markets are based on quoted market prices. For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

              Fair values of investments in mutual funds are based on quoted market prices.

              The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

              Fair values of certain financial instruments, such as future fees payable to the parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         K.  Income Taxes

             The Company is included in the consolidated federal income tax return of Skandia U.S. Holding Corporation and its subsidiaries. In accordance with the tax sharing agreement, the federal and state income tax provision is computed on a separate return basis, as adjusted for consolidated items, such as net operating loss carryforwards.

             Income taxes are provided in accordance with the SFAS 109, "Accounting for Income Taxes", which requires the asset and liability method of accounting for deferred taxes. The object of this method is to recognize an asset and liability for the expected future tax effects due to temporary differences between the financial reporting and the tax basis of assets and liabilities, based on enacted tax rates and other provisions of the tax law.


         L.  Translation of Foreign Currency

             The financial position and results of operations of the Company's Mexican subsidiary are measured using local currency as the functional currency. Assets and liabilities of the subsidiary are translated at the exchange rate in effect at each year-end. Statements of operations and shareholder's equity accounts are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are included in shareholder's equity.

         M.  Estimates

             The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates and assumptions are related to deferred acquisition costs and involve policy lapses, investment return and maintenance expenses. Actual results could differ from those estimates.

         N.  Reinsurance

             The Company cedes reinsurance under modified co-insurance arrangements. The reinsurance arrangements provide additional capacity for growth in supporting the cash flow strain from the Company's variable annuity business. The reinsurance is effected under quota share contracts.

             The Company also reinsures certain mortality risks. These risks result from the guaranteed minimum death benefit feature in the variable annuity products.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


3.       INVESTMENTS

         The amortized cost, gross unrealized gains (losses) and estimated fair value of available-for-sale and held-to-maturity fixed maturities and investments in mutual funds as of December 31, 1997 and 1996 are shown below. All securities held at December 31, 1997 are publicly traded.

         Investments in fixed maturities as of December 31, 1997 consisted of the following:

                                                            Held-to-Maturity
                                                            ----------------

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value
                                           ---------          ----------          ----------             -----
         U.S. Government
         Obligations                      $3,789,498             $71,197            $  8,517          $3,852,178

         Obligations of State and
         Political Subdivisions               50,000                   -              -                   50,000

         Corporate Securities              5,527,173               1,949              19,487           5,509,635
                                         -----------             -------            --------         -----------

         Totals                           $9,366,671             $73,146             $28,004          $9,411,813
                                          ==========             =======             =======          ==========

                                                       Available-for-Sale
                                                       ------------------

                                                                Gross               Gross
                                         Amortized           Unrealized          Unrealized              Fair
                                           Cost                 Gains              Losses                Value
                                         ---------           ----------          ----------              -----
         U.S. Government
         Obligations                   $  14,999,291         $   201,664              -              $15,200,955

         Obligations of
         State and Political
         Subdivisions                        202,224                 318              -                  202,542

         Corporate
         Securities                       91,469,384           1,505,656            54,869            92,920,171
                                      --------------         -----------          --------          ------------

         Totals                         $106,670,899          $1,707,638           $54,869          $108,323,668
                                        ============          ==========           =======          ============

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 1997 are shown below.


                                                        Held-to-Maturity                  Available-for-Sale
                                                        ----------------                  ------------------

                                                    Amortized          Fair             Amortized          Fair
                                                      Cost             Value              Cost             Value
                                                    ---------          -----            ---------          -----

         Due in one year or less                    $1,049,977      $1,050,001      $   2,990,584       $  2,992,050

         Due after one through five years            8,062,630       8,105,822         26,857,218         27,121,041

         Due after five through ten years              254,064         255,990         76,823,097         78,210,577
                                                    ----------      ----------       ------------       ------------

                          Total                     $9,366,671      $9,411,813       $106,670,899       $108,323,668
                                                    ==========      ==========       ============       ============

         Investments in fixed maturities as of December 31, 1996 consisted of the following:

                                                                   Held-to-Maturity
                                                                   ----------------

                                                               Gross                Gross
                                       Amortized            Unrealized           Unrealized               Fair
                                         Cost                  Gains               Losses                 Value
                                       ---------            ----------           ----------               -----

         U.S. Government
         Obligations                  $  4,299,803              $88,268            $22,937            $  4,365,134

         Obligations of
         State and Political
         Subdivisions                      250,119                  229               -                    250,348

         Corporate
         Securities                      5,540,447                    -             62,660               5,477,787
                                       -----------            ----------          --------             -----------

         Totals                        $10,090,369              $88,497            $85,597             $10,093,269
                                       ===========              =======            =======             ===========


                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


                                                     Available for Sale
                                                     ------------------


                                                               Gross              Gross
                                       Amortized            Unrealized         Unrealized             Fair
                                         Cost                  Gains             Losses               Value
                                       ---------            ----------         ----------             -----

         U.S. Government
         Obligations                   $14,508,780               -             $  79,745           $14,429,035

         Obligations of
         State and Political
         Subdivisions                      202,516                  26              -                  202,542

         Other Government
         Obligations                     5,047,790               -                 7,440             5,040,350

         Corporate
         Securities                     68,101,413              83,312           486,928            67,697,797
                                       -----------             -------          --------           -----------

         Totals                        $87,860,499             $83,338          $574,113           $87,369,724
                                       ===========             =======          ========           ===========


         Proceeds from sales of fixed maturities during 1997, 1996 and 1995 were $5,055,550, $8,732,390 and $0, respectively. Proceeds from maturities during 1997, 1996 and 1995 were $5,700,000, $215,000 and $100,000, respectively.

         The cost, gross unrealized gains (losses) and fair value of investments in mutual funds at December 31, 1997 and 1996 are shown below:

                                                            Gross                Gross
                                                         Unrealized           Unrealized           Fair
                                       Cost                 Gains               Losses             Value
                                       ----              ----------           ----------           -----

         1997                        $6,895,821             $43,506            $228,476           $6,710,851
                                     ==========             =======            ========           ==========

         1996                        $2,638,695             $59,278           $  60,242           $2,637,731
                                     ==========             =======           =========           ==========

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         Net realized investment gains (losses) were as follows for the years ended December 31:

                                               1997             1996              1995
                                               ----             ----              ----
         Fixed Maturities:
           Gross gains                    $    9,800         $    -             $   -
           Gross losses                          -                -                 -
         Investment in Mutual Funds:
           Gross gains                       115,824            139,814           65,236
           Gross losses                      (38,521)            (5,351)         (28,462)
                                          ----------        -----------         --------

         Totals                            $  87,103           $134,463          $36,774
                                           =========           ========          =======


4.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31, 1997, 1996 and 1995 were as follows:

                                                               1997                  1996                 1995
                                                               ----                  ----                 ----

         Fixed maturities                                   $6,616,560            $   836,591        $   629,743
         Cash and cash equivalents                           1,153,790                684,653            986,932
         Investment in mutual funds                            553,864                143,737             59,895
         Policy loans                                           28,243                  5,274              4,025
                                                            ----------             ----------         ----------

         Total investment income                             8,352,457              1,670,255          1,680,595

         Investment expenses                                   171,384                 84,436             79,921
                                                            ----------             ----------         ----------

         Net investment income                              $8,181,073             $1,585,819         $1,600,674
                                                            ==========             ==========         ==========


5.       INCOME TAXES

         The significant components of income tax expense (benefit) are as follows:

                                                            1997                    1996                 1995
                                                            ----                    ----                 ----

         Current tax expense                              $20,108,348           $12,865,120            $397,360

         Deferred tax benefit                              (9,630,602)          (16,903,477)                  -
                                                          -----------            ----------            --------

         Total income tax expense (benefit)               $10,477,746           $(4,038,357)           $397,360
                                                          ===========           ============           ========


                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         The tax effects of significant items comprising the Company's deferred tax balance as of December 31, 1997 and 1996, are as follows:

                                                                        1997                       1996
                                                                        ----                       ----
         Deferred Tax (Liabilities):
             Deferred acquisition costs                            ($159,765,795)              ($103,072,477)
             Payable to reinsurer                                    (25,369,078)                (23,025,326)
             Policy fees                                                (656,311)                   (491,640)
             Unrealized investment gains and losses                     (513,731)                    172,109
                                                                   -------------               --------------

             Total                                                  (186,304,915)               (126,417,334)
                                                                    ------------                ------------

         Deferred Tax Assets:
             Net separate account liabilities                        175,872,109                 121,092,798
             Reserve for future contractowner benefits                15,121,555                  12,686,078
             Other reserve differences                                10,534,160                   4,527,886
             Deferred compensation                                     7,186,789                   4,392,526
             Surplus notes interest                                    2,728,676                     548,730
             Foreign exchange translation                                154,020                     141,996
             Other                                                       881,975                     244,902
                                                                   -------------               -------------

             Total                                                   212,479,284                 143,634,916
                                                                    ------------                ------------

             Net deferred tax balance                               $ 26,174,369                $ 17,217,582
                                                                    ============                ============

         Management believes that based on the taxable income produced in the current year and the continued growth in annuity products, the Company will produce sufficient taxable income in the future to realize its deferred tax asset. As such, the Company released the deferred tax valuation allowance of $9,324,853 in 1996.

         The income tax expense was different from the amount computed by applying the federal statutory tax rate of 35% to pre-tax income from continuing operations as follows:

                                                                  1997                1996                1995
                                                                  ----                ----                ----

         Income (loss) before taxes                           $38,025,279         $22,584,667         ($2,170,660)
             Income tax rate                                           35%                 35%                 35%
                                                              -----------         -----------         -----------

         Tax expense at federal
             statutory income tax rate                         13,308,848           7,904,633            (759,731)

         Tax effect of:
             Change in valuation allowance                         -               (9,324,853)          1,680,339
             Dividend received deduction                       (4,585,000)         (2,266,051)           (477,139)
             Other                                                866,973            (707,685)            (48,821)

         State income taxes                                       886,925             355,599               2,712
                                                              -----------         -----------         -----------

         Income tax expense (benefit)                         $10,477,746        ($ 4,038,357)        $   397,360
                                                              ===========         ===========         ===========


                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


6.       RECEIVABLE FROM/PAYABLE TO AFFILIATES

         Certain operating costs (including personnel, rental of office space, furniture, and equipment) have been charged to the Company at cost by American Skandia Information Services and Technology Corporation, an affiliated company; and likewise, the Company has charged operating costs to American Skandia Investment Services, Incorporated, an affiliated company. The total cost to the Company for these items was $5,572,404, $11,581,114 and $12,687,337 for the years ended December
         31, 1997, 1996 and 1995, respectively. Income received for these items was $3,224,645, $1,148,364 and $396,573 for the years ended December
         31, 1997, 1996 and 1995, respectively. Amounts receivable from affiliates under these arrangements were $548,887 and $548,792 as of December 31, 1997 and 1996, respectively. Amounts payable to affiliates under these arrangements were $263,742 and $619,089 as of December 31, 1997 and 1996, respectively.

7.        FUTURE FEES PAYABLE TO PARENT

         On December 17, 1996, the Company sold to its Parent, effective September 1, 1996, certain rights to receive future fees and charges expected to be realized on the variable portion of a designated block of deferred annuity contracts issued during the period from January 1, 1994 through June 30, 1996 (Transaction 1996-1). In addition, the Company entered into the following similar transactions during 1997:


                            Closing          Effective         Contract Issue
         Transaction         Date              Date                Period
         -----------        -------          ---------         --------------

           1997-1           7/23/97          6/1/97         3/1/96   -  4/30/97
           1997-2          12/30/97         12/1/97         5/1/95   - 12/31/96
           1997-3          12/30/97         12/1/97         5/1/96   - 10/31/97


         In connection with these transactions, the Parent, through a trust, issued collateralized notes in a private placement which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase Agreements, the rights sold provide for the Parent to receive 80% (100% for Transaction 1997-3) of future mortality and expense charges and contingent deferred sales charges, after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts (6.0 to 8.0 years). The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         The proceeds from the sales have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method. The present value of the transactions (discounted at 7.5%) as of the respective Effective Date was as follows:
                                                                    Present
                          Transaction                                Value
                          -----------                               -------

                             1996-1                          $    50,221,438
                             1997-1                               58,766,633
                             1997-2                               77,551,736
                             1997-3                               58,193,264

         Payments representing fees and charges realized during the period January 1, 1997 through December 31, 1997 in the aggregate amount of $22,250,158, were made by the Company to the Parent. Interest expense of $6,842,469 has been included in the statement of operations.

         Expected payments of future fees payable to Parent are as follows:

                              Year Ending
                              December 31,                           Amount
                              ------------                           ------

                                 1998                           $   39,637,610
                                 1999                               41,845,736
                                 2000                               43,500,530
                                 2001                               40,738,800
                                 2002                               34,533,624
                                 2003                               22,835,020
                                 2004                                9,490,399
                                 2005                                  452,099
                                                                --------------
                                 Total                          $  233,033,818
                                                                ==============

         The Commissioner of the State of Connecticut has approved the sale of future fees and charges; however, in the event that the Company becomes subject to an order of liquidation or rehabilitation, the Commissioner has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


8.       LEASES

         The Company leases office space under a lease agreement established in 1989 with American Skandia Information Services and Technology Corporation. The lease expense for 1997, 1996 and 1995 was $2,427,502, $1,583,391 and $1,218,806, respectively. Future minimum lease payments per year and in aggregate as of December 31, 1997 are as follows:

                              1998                                $  2,371,509
                              1999                                   2,595,272
                              2000                                   2,753,324
                              2001                                   2,753,324
                              2002                                   2,753,324
                              2003 and thereafter                   21,465,933
                                                                  ------------

                              Total                                $34,692,686


9.       RESTRICTED ASSETS

         In order to comply with certain state insurance departments' requirements, the Company maintains cash, bonds and notes on deposit with various states. The carrying value of these deposits amounted to $3,756,572 and $3,766,564 as of December 31, 1997, and 1996,
         respectively. These deposits are required to be maintained for the protection of contractowners within the individual states.


10.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $294,585,500, $275,835,076 and $132,493,899 at December 31, 1997, 1996 and 1995, respectively.

         The statutory basis net loss was $8,970,459,  $5,405,179 and $7,183,003 for the years ended December 31, 1997, 1996 and 1995, respectively.

         Under state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance departments is subject to restrictions relating to statutory surplus and net gain from operations. At December 31, 1997, no amounts may be distributed without prior approval.

11.      EMPLOYEE BENEFITS

         In 1989, the Company established a 401(k) plan for which substantially all employees are eligible. Under this plan, the Company contributes 3% of salary for all participating employees and matches employee contributions at a 50% level up to an additional 3% Company contribution. Company contributions to this plan on behalf of the participants were $1,220,214, $850,111 and $627,161 for the years ended December 31, 1997, 1996 and 1995, respectively.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         The Company and an affiliate cooperatively have a long-term incentive plan under which units are awarded to executive officers and other personnel. The program consists of multiple plans. A new plan is instituted each year. Generally, participants must remain employed by the Company or its affiliates at the time such units are payable in order to receive any payments under the plan. The accrued liability representing the value of these units is $15,720,067 and $9,212,369 as of December 31, 1997 and 1996, respectively. Payments under this plan were $1,118,803, $601,603 and $0 for the years ended December 31, 1997, 1996, and 1995, respectively.

         In 1994, the Company established a deferred compensation plan which is available to the internal field marketing staff and certain officers. Company contributions to this plan on behalf of the participants were $269,616 in 1997, $244,601 in 1996 and $139,209 in 1995.


12.      REINSURANCE

         The effect of the reinsurance agreements on the Company's operations was to reduce annuity charges and fee income, death benefit expense and policy reserves. The effect of reinsurance for the years ended December 31, 1997, 1996 and 1995 are as follows:


         1997
                                Annuity            Change in Annuity         Return Credited
                           Charges and Fees         Policy Reserves         to Contractowners
                           ----------------        -----------------        -----------------

         Gross               $144,417,045              $955,677               ($1,971,959)
         Ceded                 23,259,199               918,407                    46,676
                             ------------             ---------                ----------
         Net                 $121,157,846             $  37,270               ($2,018,635)
                             ============             =========                ==========


         1996
                                Annuity            Change in Annuity         Return Credited
                           Charges and Fees         Policy Reserves         to Contractowners
                           ----------------        -----------------        -----------------

         Gross                $87,369,693              $814,306                  $779,070
         Ceded                 17,590,171               179,766                   106,435
                              -----------              --------                  --------
         Net                  $69,779,522              $634,540                  $672,635
                              ===========              ========                  ========

         1995
                                Annuity            Change in Annuity         Return Credited
                           Charges and Fees         Policy Reserves         to Contractowners
                           ----------------        -----------------        -----------------

         Gross                $50,334,280            ($4,790,714)              $10,945,831
         Ceded                 11,496,922              1,988,042                   332,973
                              -----------             ----------               -----------
         Net                  $38,837,358            ($6,778,756)              $10,612,858
                              ===========             ==========               ===========

         Such ceded reinsurance does not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


13.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash. Surplus notes outstanding as of December 31, 1997, 1996 and 1995 were as follows:

                                                          Interest for the
                                                      Years Ended December 31,
                                                      ------------------------
                                                           Interest
              Issue Date                 Amount              Rate           1997               1996            1995
              ----------                 ------              ----           ----               ----            ----

         December 29, 1993             $  20,000,000         6.84%      $  1,387,000       $  1,390,800      $1,387,000
         February 18, 1994                10,000,000         7.28%           738,111            740,133         738,111
         March 28, 1994                   10,000,000         7.90%           800,972            803,167         800,972
         September 30, 1994               15,000,000         9.13%         1,388,521          1,392,325       1,388,521
         December 28, 1994                14,000,000         9.78%         1,388,217          1,392,020       1,392,008
         December 19, 1995                10,000,000         7.52%           762,444            764,533          27,156
         December 20, 1995                15,000,000         7.49%         1,139,104          1,142,225          37,450
         December 22, 1995                 9,000,000         7.47%           681,638            683,505          18,675
         June 28, 1996                    40,000,000         8.41%         3,410,722          1,747,411            -
         December 30, 1996                70,000,000         8.03%         5,699,069             31,228            -
                                        ------------                     -----------       ------------      ----------

         Total                          $213,000,000                     $17,395,798        $10,087,347      $5,789,893
                                        ============                     ===========        ===========      ==========


         All surplus notes mature 7 years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain conditions and require approval by the Insurance Commissioner of the State of Connecticut. At December 31, 1997 and 1996, $7,796,218 and $1,567,800, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.


14.      SHORT-TERM BORROWING

         The Company has a $10,000,000 loan from the parent which matures on March 10, 1998 and bears interest at 6.39%. The total interest expense to the Company was $641,532, $642,886 and $709,521 and for the years ended December 31, 1997, 1996 and 1995, respectively, of which $200,575 and $206,361 was payable as of December 31, 1997 and 1996, respectively.


15.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 98% of the Company's separate account liabilities are subject to discretionary withdrawal with market value adjustment by contractholders. Separate account assets which are carried at market value are adequate to pay such withdrawals which are generally subject to surrender charges ranging from 8.5% to 1% for contracts held less than 8 years.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


16.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The  following  table  summarizes   information  with  respect  to  the
         operations of the Company on a quarterly basis:

                                                           Three Months Ended
                                                           ------------------
                       1997                       March 31           June 30          September 30       December 31
                       ----                       --------           -------          ------------       -----------

         Premiums and other insurance
            revenues                              $30,185,820        $34,055,549       $41,102,381        $44,402,368
         Net investment income                      1,368,683          2,626,776         2,031,187          2,154,427
         Net realized capital gains                    20,604             43,460            20,553              2,486
                                                  -----------        -----------       -----------        -----------
         Total revenues                           $31,575,107        $36,725,785       $43,154,121        $46,559,281
                                                  ===========        ===========       ===========        ===========

         Benefits and expenses                    $18,319,281        $30,465,338       $31,179,403        $40,024,993
                                                  ===========        ===========       ===========        ===========

         Net income                              $  8,995,975       $  3,646,787      $  8,621,412       $  6,283,359
                                                 ============       ============      ============       ============

                                                           Three Months Ended
                                                           ------------------
                       1996                       March 31          June 30           September 30       December 31
                       ----                       --------          -------           ------------       -----------

         Premiums and other insurance
            revenues                              $16,605,765        $20,452,733       $22,366,166        $26,933,702
         Net investment income                        455,022            282,926           270,092            577,779
         Net realized capital gains                    92,072             13,106             5,606             23,679
                                                  -----------        -----------       -----------        -----------
         Total revenues                           $17,152,859        $20,748,765       $22,641,864        $27,535,160
                                                  ===========        ===========       ===========        ===========

         Benefits and expenses                    $12,725,411       $  9,429,735       $17,007,137        $25,191,857
                                                  ===========       ============       ===========        ===========

         Net income                              $  2,658,941       $  7,695,490      $  2,538,513        $14,470,976
                                                 ============       ============      ============        ===========

                                                           Three Months Ended
                                                           ------------------
                       1995                       March 31          June 30           September 30       December 31
                       ----                       --------          -------           ------------       -----------

         Premiums and other insurance
            revenues                            $  8,891,903        $10,066,478        $11,960,530       $14,189,048
         Net investment income                       551,690            434,273            293,335           321,376
         Net realized capital gains (losses)         (16,082)              (370)            44,644             8,582
                                                ------------        -----------        -----------       -----------
         Total revenues                         $  9,427,511        $10,500,381        $12,298,509       $14,519,006
                                                ============        ===========        ===========       ===========

         Benefits and expenses                   $11,438,798       $  9,968,595        $11,600,587       $15,908,087
                                                 ===========       ============        ===========       ===========

         Net income (loss)                     ($  2,026,688)     $     531,486      $     678,312      ($ 1,751,130)
                                                =============     =============      =============      ============

         As described in Note 5, the valuation allowance relating to deferred income taxes was released during the three months ended December 31, 1996.







                ADDITIONAL INFORMATION: Inquiries will be answered by calling your representative or by writing to:

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       at

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                                       or

                           customerservice@Skandia.com



Issued by:                                                          Serviced at:

AMERICAN SKANDIA LIFE                                      AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                      ASSURANCE CORPORATION
One Corporate Drive                                                 P.O. Box 883
Shelton, Connecticut 06484                            Shelton, Connecticut 06484
Telephone: 1-800-752-6342                              Telephone: 1-800-752-6342
http://www.AmericanSkandia.com                    http://www.AmericanSkandia.com

                                 Distributed by:

                    AMERICAN SKANDIA MARKETING, INCORPORATED
                               One Corporate Drive
                           Shelton, Connecticut 06484
                             Telephone: 203-926-1888
                         http://www.AmericanSkandia.com